As filed with the Securities and Exchange Commission on August 26, 2016

Securities Act Registration No. 333-183489

Investment Company Act Reg. No. 811-22739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 3 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 9 ☒

(Check appropriate box or boxes.)

___________________________________

IndexIQ Active ETF Trust

(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue,

Suite S-710

Rye Brook, NY 10573

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 697-4947

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue, Suite S-710
Rye Brook, New York 10573
(Name and Address of Agent for Service)

Copies to:

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

800 Westchester Avenue Suite S-710

Rye Brook, NY 10573

Phone: (914) 481-8397

Fax: (914) 909-1188

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b); or
on [____________] pursuant to paragraph (b); or
60 days after filing pursuant to paragraph (a)(1); or
on [____] pursuant to paragraph (a)(1); or
75 days after filing pursuant to paragraph (a)(2); or
on [____] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | August 29, 2016

IndexIQ Active ETF Trust

IQ Long/Short Alpha ETF (HEDG)
IQ Bear U.S. Large Cap ETF (BEAR)
IQ Bear U.S. Small Cap ETF (BRSC)
IQ Bear International ETF (BRIM)
IQ Bear Emerging Markets ETF (BREM)
IQ Bull U.S. Large Cap ETF (BULL)
IQ Bull U.S. Small Cap ETF (BLSC)
IQ Bull International ETF (BLIM)
IQ Bull Emerging Markets ETF (BLEM)

Shares of the Funds are listed on the NYSE Arca, Inc.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured | May Lose Value | No Bank Guarantee

IndexIQ Active ETF Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios called “Funds.” This Prospectus relates to the following Funds:

Name	CUSIP	Symbol
IQ Long/Short Alpha ETF	45409F 207	HEDG
IQ Bear U.S. Large Cap ETF	45409F 405	BEAR
IQ Bear U.S. Small Cap ETF	45409F 504	BRSC
IQ Bear International ETF	45409F 603	BRIM
IQ Bear Emerging Markets ETF	45409F 702	BREM
IQ Bull U.S. Large Cap ETF	45409F 801	BULL
IQ Bull U.S. Small Cap ETF	45409F 884	BLSC
IQ Bull International ETF	45409F 876	BLIM
IQ Bull Emerging Markets ETF	45409F 868	BLEM

Each Fund is an exchange-traded fund (“ETF”). This means that shares of the Funds are listed on the NYSE Arca, Inc. and trade at market prices. The market price for a Fund’s shares may be different from its net asset value per share (the “NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

SUMMARY INFORMATION

IQ LONG/SHORT ALPHA ETF

INVESTMENT OBJECTIVE

The IQ Long/Short Alpha ETF (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Total Other Expenses(a)	0.29%
Dividend, Interest and Brokerage Expenses on Short Positions	0.24%
Miscellaneous Other Expenses	0.05%
Acquired Fund Fees and Expenses(a)	0.04%
Total Annual Fund Operating Expenses(b)	1.28%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

(b)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which reflects the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$130	$406

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or the inverse or multiple thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, investors should not expect the Fund’s returns to track the returns of any market or the inverse or multiple (two times or otherwise) thereof for any period of time.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of pursuing a market neutral strategy and seeking long/short investment results. Shareholders should actively monitor their investments.

Investment Philosophy

Having both long and short positions in an equity security portfolio is a common way to create returns that are independent of market moves. One advantage of a long and short portfolio is that the long and short positions may offset the market exposures of one another in a manner that results in a market neutral portfolio, which is a portfolio with little to no net exposure to the direction of the market. In addition, it is possible that both the long equity securities and the short equity securities will outperform their respective long and short benchmarks while maintaining the market neutral (i.e., little to no net market exposure) nature of the overall portfolio. This combination can reduce overall portfolio volatility and provide for more consistent market outperformance independent of market moves.

Investment Process

The Fund invests primarily in long and short positions in U.S.-listed exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) holding primarily U.S. large capitalization equity securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a stock, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a stock. Short selling involves selling stock that has been borrowed from a third party with the intention of buying identical stock back at a later date to return to that third party. The basic principle of short selling is that selling stock now at a high price, to buy later at a lower price, is profitable. The short seller hopes to profit from a decline in the price of the assets between the sale and the repurchase, as the seller will pay less to buy the assets than it received on selling them.

The Fund’s investment process first breaks down all large capitalization U.S. companies by the sector in which they operate. Generally, these sectors include Consumer Discretionary, Consumer Staples, Energy, Financial, Health Care, Industrial, Materials, Technology, Telecommunications and Utilities. The Advisor then analyzes each sector based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each sector); valuation (how expensive stocks in one sector are relative to stocks in other sectors); and relative earnings (earnings strength and related characteristics of stocks in one sector relative to stocks in other sectors). The portfolio managers of the Fund then use the factors to determine which sectors will have a long or short position and, within the long and short groupings, the relative sector weights thereof. The portfolio managers of the Fund may assign a weighting of zero to a sector, which would result in that sector not appearing in the Fund’s portfolio. Under normal circumstances, the Advisor expects the Fund’s long and short weights to offset one another in a manner that results in a market neutral portfolio with little to no net market exposure.

To implement its strategy, the Fund will hold long and short positions in ETFs providing exposure to the sectors chosen by the Advisor (“Underlying ETFs”).

The strategy of overweighting and underweighting sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets, directly or indirectly through Underlying ETFs, in the equity securities of companies operating in one or more sectors. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets, directly or indirectly through Underlying ETFs, in an individual industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the SEC.

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based.

Generally, the Fund’s assets will be invested primarily in equity securities of U.S. large capitalization companies, which exposure will be obtained through ETFs and/or Financial Instruments. As of the date of this Prospectus, the Advisor considers such “large capitalization companies” to have market capitalizations of at least $5 billion.

PRINCIPAL RISKS

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Cash Transactions Risk

Unlike most ETFs, the Fund currently intends to effect all creations and redemptions in part for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Derivatives Risk

Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to interest rate risk, currency risk and counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Risk

The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in long or short positions in ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase). In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Industry Concentration Risk

To the extent the Fund’s investments are concentrated in a particular industry sector, the Fund will be susceptible to loss due to adverse occurrences affecting that particular industry.

Issuer Risk

From time to time the Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may fluctuate in value.

Large Capitalization Companies Risk

The Fund is subject to the risk that large capitalization company stocks may outperform other segments of the equity market or the equity market as a whole on the short side or underperform other segments of the equity market or the equity market as a whole on the long side, in either case having a negative effect on the Fund’s performance.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC, the Advisor, serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name & Title	Length of Service with Advisor	Length of Service as Fund’s Portfolio Manager
Salvatore Bruno, Executive Vice President & Chief Investment Officer	Since 2007	Since Inception
Paul (Teddy) Fusaro, Senior Vice President & Senior Portfolio Manager	Since 2013	Since Inception
Greg Barrato, Senior Vice President & Senior Portfolio Manager	Since 2010	Since Inception

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”).

The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund but also including cash based on the then-current value of the securities sold short by the Fund. Retail investors may acquire Shares on the NYSE Arca, Inc. through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY INFORMATION

IQ BEAR U.S. LARGE CAP ETF

INVESTMENT OBJECTIVE

The IQ Bear U.S. Large Cap ETF (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Total Other Expenses(a)	0.45%
Dividend, Interest and Brokerage Expenses on Short Positions	0.40%
Miscellaneous Other Expenses	0.05%
Acquired Fund Fees and Expenses(a)	0.04%
Total Annual Fund Operating Expenses(b)	1.44%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

(b)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which reflects the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$147	$456

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or the inverse thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, although the Fund invests in the U.S. large capitalization equity market (the “U.S. Market”), investors should not expect the Fund’s returns to track the returns of the U.S. Market or the inverse thereof for any period of time.

In addition to the variability of returns inherent to active management, the Fund’s returns over time are likely to differ from the returns of the U.S. Market or the inverse thereof for that period because the Fund’s returns will be compounded over that period. Moreover, the Fund may lose money when the U.S. Market returns are flat over time, and it is possible that the Fund will lose money over time even if the U.S. Market falls. Longer holding periods, higher market volatility and short exposure each may exacerbate the impact of compounding on a fund’s returns. During periods of higher U.S. Market volatility, such volatility may affect the Fund’s returns as much as or more than the returns of the U.S. Market. For further discussion of compounding, see “Description of the Principal Risks of the Funds—Compounding Risk” in the Fund’s statutory prospectus.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of short exposure. Shareholders should actively monitor their investments.

Investment Philosophy

For an investor having long exposure to the U.S. Market, adding short exposure to a diversified basket of U.S. Market securities can help protect the investor’s capital during periods when the U.S. Market is moving down, thereby reducing volatility and providing for more consistent portfolio returns. However, when the U.S. Market is rising, a short U.S. Market position can detract from, and potentially completely offset, the investor’s portfolio returns. By using a dynamic allocation process, the Fund seeks to outperform the inverse of the U.S. Market performance in both rising and falling markets. In other words, when the U.S. Market is down in a given period, the Fund seeks to be up more than the inverse of the return of the U.S. Market during the same period and, conversely, when the U.S. Market is up in a given period, the Fund seeks to be down less than the inverse of the return of the U.S. Market during the same period.

Investment Process

The Fund invests primarily in short positions in U.S.-listed exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) holding primarily U.S. large capitalization equity securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a stock, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a stock. Short selling involves selling stock that has been borrowed from a third party with the intention of buying identical stock back at a later date to return to that third party. The basic principle of short selling is that selling stock now at a high price, to buy later at a lower price, is profitable. The short seller hopes to profit from a decline in the price of the assets between the sale and the repurchase, as the seller will pay less to buy the assets than it received on selling them.

The Fund’s investment process first breaks down all large capitalization U.S. companies by the sector in which they operate. Generally, these sectors include Consumer Discretionary, Consumer Staples, Energy, Financial, Health Care, Industrial, Materials, Technology, Telecommunications and Utilities. The Advisor then analyzes each sector based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each sector); valuation (how expensive stocks in one sector are relative to stocks in other sectors); and relative earnings (earnings strength and related characteristics of stocks in one sector relative to stocks in other sectors). The portfolio managers of the Fund then use the factors to determine the magnitude of the short weighting for each sector in the portfolio. Under normal circumstances, all sectors will be included in the Fund’s portfolio. The Fund seeks to maintain short exposure of approximately 100% of the net assets of the Fund.

To implement its strategy, the Fund will hold short positions in ETFs providing exposure to the sectors chosen by the Advisor (“Underlying ETFs”).

The strategy of overweighting and underweighting sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets, directly or indirectly through Underlying ETFs, in the equity securities of companies operating in one or more sectors. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets, directly or indirectly through Underlying ETFs, in an individual industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the SEC.

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based.

Generally, at least 80% of the Fund’s assets will be invested in equity securities of U.S. large capitalization companies, which exposure will be obtained through ETFs and/or Financial Instruments. As of the date of this Prospectus, the Advisor considers such “large capitalization companies” to have market capitalizations of at least $5 billion.

PRINCIPAL RISKS

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Cash Transactions Risk

Unlike most ETFs, the Fund currently intends to effect all creations and redemptions entirely for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Compounding Risk

As the Fund utilizes short positions in seeking capital appreciation, the effect of compounding on short positions may be detrimental to or compromise the ability of the Fund to meet its objective.

Derivatives Risk

Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to interest rate risk, currency risk and counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Risk

The prices of equity securities in which the Fund holds short positions indirectly through ETFs may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in short positions in ETFs. Through its short positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could increase.

Industry Concentration Risk

To the extent the Fund’s investments are concentrated in a particular industry sector, the Fund will be susceptible to loss due to adverse occurrences affecting that particular industry.

Issuer Risk

From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value.

Large Capitalization Companies Risk

The Fund is subject to the risk that large capitalization company stocks may outperform other segments of the equity market or the equity market as a whole.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money. As the Fund’s principal investment strategy is to sell securities short, it may be difficult for the Fund to achieve its goal in rising stock markets.

Rising Stock Market Risk

The Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC, the Advisor, serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name & Title	Length of Service with Advisor	Length of Service as Fund’s Portfolio Manager
Salvatore Bruno, Executive Vice President & Chief Investment Officer	Since 2007	Since Inception
Paul (Teddy) Fusaro, Senior Vice President & Senior Portfolio Manager	Since 2013	Since Inception
Greg Barrato, Senior Vice President & Senior Portfolio Manager	Since 2010	Since Inception

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in cash based on the then-current value of the securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca,

Inc. through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY INFORMATION

IQ BEAR U.S. SMALL CAP ETF

INVESTMENT OBJECTIVE

The IQ Bear U.S. Small Cap ETF (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Total Other Expenses(a)	0.73%
Dividend, Interest and Brokerage Expenses on Short Positions	0.68%
Miscellaneous Other Expenses	0.05%
Acquired Fund Fees and Expenses(a)	0.04%
Total Annual Fund Operating Expenses(b)	1.72%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

(b)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which reflects the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$175	$542

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or the inverse thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, although the Fund invests in the U.S. small capitalization equity market (the “U.S. Small Cap Market”), investors should not expect the Fund’s returns to track the returns of the U.S. Small Cap Market or the inverse thereof for any period of time.

In addition to the variability of returns inherent to active management, the Fund’s returns over time are likely to differ from the returns of the U.S. Small Cap Market or the inverse thereof for that period because the Fund’s returns will be compounded over that period. Moreover, the Fund may lose money when the U.S. Small Cap Market returns are flat over time, and it is possible that the Fund will lose money over time even if the U.S. Small Cap Market falls. Longer holding periods, higher market volatility and short exposure each may exacerbate the impact of compounding on a fund’s returns. During periods of higher U.S. Small Cap Market volatility, such volatility may affect the Fund’s returns as much as or more than the returns of the U.S. Small Cap Market. For further discussion of compounding, see “Description of the Principal Risks of the Funds—Compounding Risk” in the Fund’s statutory prospectus.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of short exposure. Shareholders should actively monitor their investments.

Investment Philosophy

For an investor having long exposure to the U.S. Small Cap Market, adding short exposure to a diversified basket of U.S. Small Cap Market securities can help protect the investor’s capital during periods when the U.S. Small Cap Market is moving down, thereby reducing volatility and providing for more consistent portfolio returns. However, when the U.S. Small Cap Market is rising, a short U.S. Small Cap Market position can detract from, and potentially completely offset, the investor’s portfolio returns. By using a dynamic allocation process, the Fund seeks to outperform the inverse of the U.S. Small Cap Market performance in both rising and falling markets. In other words, when the U.S. Small Cap Market is down in a given period, the Fund seeks to be up more than the inverse of the return of the U.S. Small Cap Market during the same period and, conversely, when the U.S. Small Cap Market is up in a given period, the Fund seeks to be down less than the inverse of the return of the U.S. Small Cap Market during the same period.

Investment Process

The Fund invests primarily in short positions in U.S. small capitalization equity securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a stock, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a stock. Short selling involves selling stock that has been borrowed from a third party with the intention of buying identical stock back at a later date to return to that third party. The basic principle of short selling is that selling stock now at a high price, to buy later at a lower price, is profitable. The short seller hopes to profit from a decline in the price of the assets between the sale and the repurchase, as the seller will pay less to buy the assets than it received on selling them.

The Fund’s investment process first breaks down all small capitalization U.S. companies by the sector in which they operate. Generally, these sectors include Consumer Discretionary, Consumer Staples, Energy, Financial, Health Care, Industrial, Materials, Technology, Telecommunications and Utilities. The Advisor then analyzes each sector based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each sector); valuation (how expensive stocks in one sector are relative to stocks in other sectors); and relative earnings (earnings strength and related characteristics of stocks in one sector relative to stocks in other sectors). The portfolio managers of the Fund then use the factors to determine the magnitude of the short weighting for each sector in the portfolio. Under normal circumstances, all sectors will be included in the Fund’s portfolio. The Fund seeks to maintain short exposure of approximately 100% of the net assets of the Fund.

To implement its strategy, the Fund will hold short positions in ETFs providing exposure to the sectors chosen by the Advisor (“Underlying ETFs”).

The strategy of overweighting and underweighting sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets, directly or indirectly through Underlying ETFs, in the equity securities of companies operating in one or more sectors. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets, directly or indirectly through Underlying ETFs, in an individual industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the SEC.

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based.

Generally, at least 80% of the Fund’s assets will be invested in equity securities of U.S. small capitalization companies, which exposure will be obtained through ETFs and/or Financial Instruments. As of the date of this Prospectus, the Advisor considers such “small capitalization companies” to have market capitalizations of between $300 million and $2 billion.

PRINCIPAL RISKS

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Cash Transactions Risk

Unlike most ETFs, the Fund currently intends to effect all creations and redemptions entirely for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Compounding Risk

As the Fund utilizes short positions in seeking capital appreciation, the effect of compounding on short positions may be detrimental to or compromise the ability of the Fund to meet its objective.

Derivatives Risk

Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to interest rate risk, currency risk and counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Risk

The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in short positions in ETFs. Through its short positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could increase.

Industry Concentration Risk

To the extent the Fund’s investments are concentrated in a particular industry sector, the Fund will be susceptible to loss due to adverse occurrences affecting that particular industry.

Issuer Risk

From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money. As the Fund’s principal investment strategy is to sell securities short, it may be difficult for the Fund to achieve its goal in rising stock markets.

Rising Stock Market Risk

The Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC, the Advisor, serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name & Title	Length of Service with Advisor	Length of Service as Fund’s Portfolio Manager
Salvatore Bruno, Executive Vice President & Chief Investment Officer	Since 2007	Since Inception
Paul (Teddy) Fusaro, Senior Vice President & Senior Portfolio Manager	Since 2013	Since Inception
Greg Barrato, Senior Vice President & Senior Portfolio Manager	Since 2010	Since Inception

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in cash based on the then-current value of the securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca, Inc. through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY INFORMATION

IQ BEAR INTERNATIONAL ETF

INVESTMENT OBJECTIVE

The IQ Bear International ETF (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Total Other Expenses(a)	0.77%
Dividend, Interest and Brokerage Expenses on Short Positions	0.72%
Miscellaneous Other Expenses	0.05%
Acquired Fund Fees and Expenses(a)	0.04%
Total Annual Fund Operating Expenses(b)	1.76%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

(b)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which reflects the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$179	$554

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or the inverse thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, although the Fund invests in the developed markets segment of the international equity market (the “International Market”), investors should not expect the Fund’s returns to track the returns of the International Market or the inverse thereof for any period of time.

In addition to the variability of returns inherent to active management, the Fund’s returns over time are likely to differ from the returns of the International Market or the inverse thereof for that period because the Fund’s returns will be compounded over that period. Moreover, the Fund may lose money when the International Market returns are flat over time, and it is possible that the Fund will lose money over time even if the International Market falls. Longer holding periods, higher market volatility and short exposure each may exacerbate the impact of compounding on a fund’s returns. During periods of higher International Market volatility, such volatility may affect the Fund’s returns as much as or more than the returns of the International Market. For further discussion of compounding, see “Description of the Principal Risks of the Funds—Compounding Risk” in the Fund’s statutory prospectus.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of short exposure. Shareholders should actively monitor their investments.

Investment Philosophy

For an investor having long exposure to the International Market, adding short exposure to a diversified basket of International Market securities can help protect the investor’s capital during periods when the International Market is moving down, thereby reducing volatility and providing for more consistent portfolio returns. However, when the International Market is rising, a short International Market position can detract from, and potentially completely offset, the investor’s portfolio returns. By using a dynamic allocation process, the Fund seeks to outperform the inverse of the International Market performance in both rising and falling markets. In other words, when the International Market is down in a given period, the Fund seeks to be up more than the inverse of the return of the International Market during the same period and, conversely, when the International Market is up in a given period, the Fund seeks to be down less than the inverse of the return of the International Market during the same period.

Investment Process

The Fund invests primarily in short positions in U.S.-listed exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) holding primarily developed markets equity securities. As opposed to taking long positions in which the Fund seeks to profit from increases in the price of a stock, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a stock. Short selling involves selling stock that has been borrowed from a third party with the intention of buying identical stock back at a later date to return to that third party. The basic principle of short selling is that selling stock now at a high price, to buy later at a lower price, is profitable. The short seller hopes to profit from a decline in the price of the assets between the sale and the repurchase, as the seller will pay less to buy the assets than it received on selling them.

The Fund’s investment process first breaks down International Market companies in “developed markets” by the country in which they are domiciled. Generally, these “developed market” countries include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Advisor then analyzes each country based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each country); valuation (how expensive stocks in one country are relative to stocks in other countries); and relative earnings (earnings strength and related characteristics of stocks in one country relative to stocks in other countries). The portfolio managers of the Fund then use the factors to determine the magnitude of the short weighting for each country in the portfolio. Under normal circumstances, all countries will be included in the Fund’s portfolio. The Fund seeks to maintain short exposure of approximately 100% of the net assets of the Fund.

To implement its strategy, the Fund will hold short positions in ETFs providing exposure to the countries chosen by the Advisor (“Underlying ETFs”).

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based.

Generally, at least 80% of the Fund’s assets will be invested in equity securities of issuers domiciled in the International Market countries listed above, which exposure will be obtained through ETFs and/or Financial Instruments.

PRINCIPAL RISKS

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Cash Transactions Risk

Unlike most ETFs, the Fund currently intends to effect all creations and redemptions entirely for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Compounding Risk

As the Fund utilizes short positions in seeking capital appreciation, the effect of compounding on short positions may be detrimental to or compromise the ability of the Fund to meet its objective.

Currency Risk

The Fund’s returns may be adversely impacted by changes in currency exchange rates.

Custody Risk

The Fund invests in Underlying ETFs, which, in turn, invest in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Derivatives Risk

Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to interest rate risk, currency risk and counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Risk

The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in short positions in ETFs. Through its short positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could increase.

Foreign Securities Risk

The Fund invests in Underlying ETFs, which, in turn, invest in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Foreign Securities Valuation Risk

The Fund invests in Underlying ETFs, which, in turn, may from time to time fair value the foreign securities they hold, which may lead to a variance between the prices used to calculate the Fund’s NAV and the prices used by other market participants.

Issuer Risk

From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money. As the Fund’s principal investment strategy is to sell securities short, it may be difficult for the Fund to achieve its goal in rising stock markets.

Rising Stock Market Risk

The Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC, the Advisor, serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name & Title	Length of Service with Advisor	Length of Service as Fund’s Portfolio Manager
Salvatore Bruno, Executive Vice President & Chief Investment Officer	Since 2007	Since Inception
Paul (Teddy) Fusaro, Senior Vice President & Senior Portfolio Manager	Since 2013	Since Inception
Greg Barrato, Senior Vice President & Senior Portfolio Manager	Since 2010	Since Inception

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in cash based on the then-current value of the securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca,

Inc. through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY INFORMATION

IQ BEAR EMERGING MARKETS ETF

INVESTMENT OBJECTIVE

The IQ Bear Emerging Markets ETF (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Total Other Expenses(a)	0.75%
Dividend, Interest and Brokerage Expenses on Short Positions	0.70%
Miscellaneous Other Expenses	0.05%
Acquired Fund Fees and Expenses(a)	0.04%
Total Annual Fund Operating Expenses(b)	1.74%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

(b)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which reflects the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$177	$548

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or the inverse thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, although the Fund invests in the emerging markets segment of the international equity market (the “Emerging Market”), investors should not expect the Fund’s returns to track the returns of the Emerging Market or the inverse thereof for any period of time.

In addition to the variability of returns inherent to active management, the Fund’s returns over time are likely to differ from the returns of the Emerging Market or the inverse thereof for that period because the Fund’s returns will be compounded over that period. Moreover, the Fund may lose money when the Emerging Market returns are flat over time, and it is possible that the Fund will lose money over time even if the Emerging Market falls. Longer holding periods, higher market volatility and short exposure each may exacerbate the impact of compounding on a fund’s returns. During periods of higher Emerging Market volatility, such volatility may affect the Fund’s returns as much as or more than the returns of the Emerging Market. For further discussion of compounding, see “Description of the Principal Risks of the Funds—Compounding Risk” in the Fund’s statutory prospectus.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of short exposure. Shareholders should actively monitor their investments.

Investment Philosophy

For an investor having long exposure to the Emerging Market, adding short exposure to a diversified basket of Emerging Market securities can help protect the investor’s capital during periods when the Emerging Market is moving down, thereby reducing volatility and providing for more consistent portfolio returns. However, when the Emerging Market is rising, a short Emerging Market position can detract from, and potentially completely offset, the investor’s portfolio returns. By using a dynamic allocation process, the Fund seeks to outperform the inverse of the Emerging Market performance in both rising and falling markets. In other words, when the Emerging Market is down in a given period, the Fund seeks to be up more than the inverse of the return of the Emerging Market during the same period and, conversely, when the Emerging Market is up in a given period, the Fund seeks to be down less than the inverse of the return of the Emerging Market during the same period.

Investment Process

The Fund invests primarily in short positions in U.S.-listed exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) holding primarily Emerging Markets equity securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a stock, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a stock. Short selling involves selling stock that has been borrowed from a third party with the intention of buying identical stock back at a later date to return to that third party. The basic principle of short selling is that selling stock now at a high price, to buy later at a lower price, is profitable. The short seller hopes to profit from a decline in the price of the assets between the sale and the repurchase, as the seller will pay less to buy the assets than it received on selling them.

The Fund’s investment process first breaks down all Emerging Market companies by the country in which they are domiciled. Generally, these “Emerging Market” countries include Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. The Advisor then analyzes each country based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each country); valuation (how expensive stocks in one country are relative to stocks in other countries); and relative earnings (earnings strength and related characteristics of stocks in one country are relative to stocks in other countries). The portfolio managers of the Fund then use the factors to determine the magnitude of the short weighting for each country in the portfolio. Under normal circumstances, all countries will be included in the Fund’s portfolio. The Fund seeks to maintain short exposure of approximately 100% of the net assets of the Fund.

To implement its strategy, the Fund will hold short positions in ETFs providing exposure to the countries chosen by the Advisor (“Underlying ETFs”).

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based.

Generally, at least 80% of the Fund’s assets will be invested in equity securities of issuers domiciled in the Emerging Market countries listed above, which exposure will be obtained through ETFs and/or Financial Instruments.

PRINCIPAL RISKS

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Cash Transactions Risk

Unlike most ETFs, the Fund currently intends to effect all creations and redemptions entirely for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Compounding Risk

As the Fund utilizes short positions in seeking capital appreciation, the effect of compounding on short positions may be detrimental to or compromise the ability of the Fund to meet its objective.

Currency Risk

The Fund’s returns may be adversely impacted by changes in currency exchange rates.

Custody Risk

The Fund invests in Underlying ETFs, which, in turn, invest in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Derivatives Risk

Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to interest rate risk, currency risk and counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Emerging Markets Risk

The Fund invests in Underlying ETFs, which, in turn, invest in securities in emerging market countries, which may be subject to a greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Equity Risk

The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in short positions in ETFs. Through its short positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could increase.

Foreign Securities Risk

The Fund invests in Underlying ETFs, which, in turn, invest in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Foreign Securities Valuation Risk

The Fund invests in Underlying ETFs, which, in turn, may from time to time fair value the foreign securities they hold, which may lead to a variance between the prices used to calculate the Fund’s NAV and the prices used by other market participants.

Issuer Risk

From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money. As the Fund’s principal investment strategy is to sell securities short, it may be difficult for the Fund to achieve its goal in rising stock markets.

Rising Stock Market Risk

The Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC, the Advisor, serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name & Title	Length of Service with Advisor	Length of Service as Fund’s Portfolio Manager
Salvatore Bruno, Executive Vice President & Chief Investment Officer	Since 2007	Since Inception
Paul (Teddy) Fusaro, Senior Vice President & Senior Portfolio Manager	Since 2013	Since Inception
Greg Barrato, Senior Vice President & Senior Portfolio Manager	Since 2010	Since Inception

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in cash based on the then-current value of the securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca, Inc. through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY INFORMATION

IQ BULL U.S. LARGE CAP ETF

INVESTMENT OBJECTIVE

The IQ Bull U.S. Large Cap ETF (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Total Other Expenses(a)	0.05%
Acquired Fund Fees and Expenses(a)	0.18%
Total Annual Fund Operating Expenses(b)	1.18%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

(b)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which reflects the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$120	$375

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or a multiple thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, although the Fund invests in the U.S. large capitalization market (the “U.S. Market”), investors should not expect the Fund’s returns to track the returns of the U.S. Market or a multiple (two times or otherwise) thereof for any period of time.

In addition to the variability of returns inherent to active management, the Fund’s returns over time are likely to differ from the returns of the U.S. Market or a multiple (two times or otherwise) thereof for that period because the Fund’s returns will be compounded over that period. Moreover, the Fund may lose money when the U.S. Market returns are flat over time, and it is possible that the Fund will lose money over time even if the U.S. Market rises. Longer holding periods, higher market volatility and greater leverage each may exacerbate the impact of compounding on a fund’s returns. During periods of higher U.S. Market volatility, such volatility may affect the Fund’s returns as much as or more than the returns of the U.S. Market. For further discussion of compounding, see “Description of the Principal Risks of the Funds—Compounding Risk” in the Fund’s statutory prospectus.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking leveraged investment results. Shareholders should actively monitor their investments.

Investment Philosophy

For an investor having a positive return expectation for the U.S. Market, maintaining a long exposure to a diversified basket of U.S. Market securities is important for the investor to participate in the returns during periods when the U.S. Market is moving up. The investor may also seek to benefit from strategies that employ a dynamic allocation process in an attempt to generate additional positive returns. These additional returns can enhance the returns during periods when the U.S. Market is moving up and partially offset the losses when the U.S. Market is moving down. By using a dynamic sector allocation process combined with leverage, the Fund seeks to outperform by a factor of two the U.S. Market performance in both rising and falling markets. In other words, when the U.S. Market is down in a given period, the Fund seeks to be down less than two times the return of the U.S. Market during the same period and, conversely, when the U.S. Market is up in a given period, the Fund seeks to be up by more than two times the return of the U.S. Market during the same period.

Investment Process

The Fund invests primarily in U.S.-listed exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) holding primarily U.S. large capitalization equity securities.

The Fund’s investment process first breaks down all large capitalization U.S. companies by the sector in which they operate. Generally, these sectors include Consumer Discretionary, Consumer Staples, Energy, Financial, Health Care, Industrial, Materials, Technology, Telecommunications and Utilities. The Advisor then analyzes each sector based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each sector); valuation (how expensive stocks in one sector are relative to stocks in other sectors); and relative earnings (earnings strength and related characteristics of stocks in one sector relative to stocks in other sectors). The portfolio managers of the Fund then use the factors to determine the magnitude of the weighting for each country in the portfolio. Under normal circumstances, all sectors will be included in the Fund’s portfolio.

To implement its strategy, the Fund will hold long positions in ETFs providing exposure to the sectors chosen by the Advisor (“Underlying ETFs”). In addition, the Fund will employ leverage to effect additional exposure to the Underlying ETFs of approximately 100% of the net assets of the Fund, such that the Fund will have 200% exposure to its investments. The leverage ratio will be uniform across all of the Underlying ETFs, such that the relative weights of each sector will stay the same, but the overall exposure of the Fund to each sector will be increased.

The strategy of overweighting and underweighting sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets, directly or indirectly through Underlying ETFs, in the equity securities of companies operating in one or more sectors. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets, directly or indirectly through Underlying ETFs, in an individual industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the SEC.

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based. To the extent the Fund employs leverage, the Advisor intends to use a total return swap to effect the leveraged exposure.

Generally, at least 80% of the Fund’s assets will be invested in equity securities of U.S. large capitalization companies, which exposure will be obtained through ETFs and/or Financial Instruments. As of the date of this Prospectus, the Advisor considers such “large capitalization companies” to have market capitalizations of at least $5 billion.

PRINCIPAL RISKS

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Compounding Risk

As the Fund utilizes leverage in seeking capital appreciation, the effect of compounding on leveraged positions may be detrimental to or compromise the ability of the Fund to meet its objective.

Derivatives Risk

Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to interest rate risk, currency risk and counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Risk

The prices of equity securities in which the Fund holds long positions indirectly through ETFs may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in long positions in ETFs. Through its long positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease.

Industry Concentration Risk

To the extent the Fund’s investments are concentrated in a particular industry sector, the Fund will be susceptible to loss due to adverse occurrences affecting that particular industry.

Issuer Risk

From time to time the Fund may have exposure via its long positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may depreciate in value.

Large Capitalization Companies Risk

The Fund is subject to the risk that large capitalization company stocks may underperform other segments of the equity market or the equity market as a whole.

Leverage Risk

The Fund’s use of swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long investment exposures to more than its net asset value by a significant amount. The use of such leverage could result in the total loss of an investor’s investment more quickly than would be the case in an un-leveraged fund.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF Shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC, the Advisor, serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name & Title	Length of Service with Advisor	Length of Service as Fund’s Portfolio Manager
Salvatore Bruno, Executive Vice President & Chief Investment Officer	Since 2007	Since Inception
Paul (Teddy) Fusaro, Senior Vice President & Senior Portfolio Manager	Since 2013	Since Inception
Greg Barrato, Senior Vice President & Senior Portfolio Manager	Since 2010	Since Inception

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed generally in exchange for a basket of equity securities included in the Fund’s portfolios. Retail investors may acquire Shares on the NYSE Arca, Inc. through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY INFORMATION

IQ BULL U.S. SMALL CAP ETF

INVESTMENT OBJECTIVE

The IQ Bull U.S. Small Cap ETF (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Total Other Expenses(a)	0.05%
Acquired Fund Fees and Expenses(a)	0.29%
Total Annual Fund Operating Expenses(b)	1.29%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

(b)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which reflects the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$131	$409

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or a multiple thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, although the Fund invests in the U.S. small capitalization market (the “U.S. Small Cap Market”), investors should not expect the Fund’s returns to track the returns of the U.S. Small Cap Market or a multiple (two times or otherwise) thereof for any period of time.

In addition to the variability of returns inherent to active management, the Fund’s returns over time are likely to differ from the returns of the U.S. Small Cap Market or a multiple (two times or otherwise) thereof for that period because the Fund’s returns will be compounded over that period. Moreover, the Fund may lose money when the U.S. Small Cap Market returns are flat over time, and it is possible that the Fund will lose money over time even if the U.S. Small Cap Market rises. Longer holding periods, higher market volatility and greater leverage each may exacerbate the impact of compounding on a fund’s returns. During periods of higher U.S. Small Cap Market volatility, such volatility may affect the Fund’s returns as much as or more than the returns of the U.S. Small Cap Market. For further discussion of compounding, see “Description of the Principal Risks of the Funds—Compounding Risk” in the Fund’s statutory prospectus.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking leveraged investment results. Shareholders should actively monitor their investments.

Investment Philosophy

For an investor having a positive return expectation for the U.S. Small Cap Market, maintaining a long exposure to a diversified basket of U.S. Small Cap Market securities is important for the investor to participate in the returns during periods when the U.S. Small Cap Market is moving up. The investor may also seek to benefit from strategies that employ a dynamic allocation process in an attempt to generate additional positive returns. These additional returns can enhance the returns during periods when the U.S. Small Cap Market is moving up and partially offset the losses when the U.S. Small Cap Market is moving down. By using a dynamic sector allocation process combined with leverage, the Fund seeks to outperform by a factor of two the U.S. Small Cap Market performance in both rising and falling markets. In other words, when the U.S. Small Cap Market is down in a given period, the Fund seeks to be down less than two times the return of the U.S. Small Cap Market during the same period and, conversely, when the U.S. Small Cap Market is up in a given period, the Fund seeks to be up by more than two times the return of the U.S. Small Cap Market during the same period.

Investment Process

The Fund invests primarily in U.S.-listed exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) holding primarily U.S. small capitalization equity securities.

The Fund’s investment process first breaks down all small capitalization U.S. companies by the sector in which they operate. Generally, these sectors include Consumer Discretionary, Consumer Staples, Energy, Financial, Health Care, Industrial, Materials, Technology, Telecommunications and Utilities. The Advisor then analyzes each sector based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each sector); valuation (how expensive stocks in one sector are relative to stocks in other sectors); and relative earnings (earnings strength and related characteristics of stocks in one sector relative to stocks in other sectors). The portfolio managers of the Fund then use the factors to determine the magnitude of the weighting for each sector in the portfolio. Under normal circumstances, all sectors will be included in the Fund’s portfolio.

To implement its strategy, the Fund will hold long positions in ETFs providing exposure to the sectors chosen by the Advisor (“Underlying ETFs”). In addition, the Fund will employ leverage to effect additional exposure to the Underlying ETFs of approximately 100% of the net assets of the Fund, such that the Fund will have 200% exposure to its investments. The leverage ratio will be uniform across all of the Underlying ETFs, such that the relative weights of each sector will stay the same, but the overall exposure of the Fund to each sector will be increased.

The strategy of overweighting and underweighting sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets, directly or indirectly through Underlying ETFs, in the equity securities of companies operating in one or more sectors. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets, directly or indirectly through Underlying ETFs, in an individual industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the SEC.

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based. To the extent the Fund employs leverage, the Advisor intends to use a total return swap to effect the leveraged exposure.

Generally, at least 80% of the Fund’s assets will be invested in equity securities of U.S. small capitalization companies, which exposure will be obtained through ETFs and/or Financial Instruments. As of the date of this Prospectus, the Advisor considers such “small capitalization companies” to have market capitalizations of between $300 million and $2 billion.

PRINCIPAL RISKS

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Compounding Risk

As the Fund utilizes leverage in seeking capital appreciation, the effect of compounding on leveraged positions may be detrimental to or compromise the ability of the Fund to meet its objective.

Derivatives Risk

Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to interest rate risk, currency risk and counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Risk

The prices of equity securities in which the Fund holds long positions indirectly through ETFs may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in long positions in ETFs. Through its long positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease.

Industry Concentration Risk

To the extent the Fund’s investments are concentrated in a particular industry sector, the Fund will be susceptible to loss due to adverse occurrences affecting that particular industry.

Issuer Risk

From time to time the Fund may have exposure via its long positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may depreciate in value.

Leverage Risk

The Fund’s use of swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long investment exposures to more than its net asset value by a significant amount. The use of such leverage could result in the total loss of an investor’s investment more quickly than would be the case in an un-leveraged fund.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC, the Advisor, serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name & Title	Length of Service with Advisor	Length of Service as Fund’s Portfolio Manager
Salvatore Bruno, Executive Vice President & Chief Investment Officer	Since 2007	Since Inception
Paul (Teddy) Fusaro, Senior Vice President & Senior Portfolio Manager	Since 2013	Since Inception
Greg Barrato, Senior Vice President & Senior Portfolio Manager	Since 2010	Since Inception

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed generally in exchange for a basket of equity securities included in the Fund’s portfolios. Retail investors may acquire Shares on the NYSE Arca, Inc. through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY INFORMATION

IQ BULL INTERNATIONAL ETF

INVESTMENT OBJECTIVE

The IQ Bull International ETF (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Total Other Expenses(a)	0.05%
Acquired Fund Fees and Expenses(a)	0.53%
Total Annual Fund Operating Expenses(b)	1.53%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

(b)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which reflects the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$156	$483

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or a multiple thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, although the Fund invests in the developed markets segment of the international equity market (the “International Market”), investors should not expect the Fund’s returns to track the returns of the International Market or a multiple (two times or otherwise) thereof for any period of time.

In addition to the variability of returns inherent to active management, the Fund’s returns over time are likely to differ from the returns of the International Market or a multiple (two times or otherwise) thereof for that period because the Fund’s returns will be compounded over that period. Moreover, the Fund may lose money when the International Market returns are flat over time, and it is possible that the Fund will lose money over time even if the International Market rises. Longer holding periods, higher market volatility and greater leverage each may exacerbate the impact of compounding on a fund’s returns. During periods of higher International Market volatility, such volatility may affect the Fund’s returns as much as or more than the returns of the International Market. For further discussion of compounding, see “Description of the Principal Risks of the Funds—Compounding Risk” in the Fund’s statutory prospectus.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking leveraged investment results. Shareholders should actively monitor their investments.

Investment Philosophy

For an investor having a positive return expectation for the International Market, maintaining a long exposure to a diversified basket of International Market securities is important for the investor to participate in the returns during periods when the International Market is moving up. The investor may also seek to benefit from strategies that employ a dynamic allocation process in an attempt to generate additional positive returns. These additional returns can enhance the returns during periods when the International Market is moving up and partially offset the losses when the International Market is moving down. By using a dynamic country allocation process combined with leverage, the Fund seeks to outperform by a factor of two the International Market performance in both rising and falling markets. In other words, when the International Market is down in a given period, the Fund seeks to be down less than two times the monthly return of the International Market during the same period and, conversely, when the International Market is up in a given period, the Fund seeks to be up by more than two times the return of the International Market during the same period.

Investment Process

The Fund invests primarily in U.S.-listed exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) holding primarily developed markets equity securities.

The Fund’s investment process first breaks down all International Market companies in “developed markets” by the country in which they are domiciled. Generally, these “developed market” countries include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Advisor then analyzes each country based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each sector); valuation (how expensive stocks in one sector are relative to stocks in other sectors); and relative earnings (earnings strength and related characteristics of stocks in one sector relative to stocks in other sectors). The portfolio managers of the Fund then use the factors to determine the magnitude of the weighting for each country in the portfolio. Under normal circumstances, all countries will be included in the Fund’s portfolio.

To implement its strategy, the Fund will hold long positions in ETFs providing exposure to the countries chosen by the Advisor (“Underlying ETFs”). In addition, the Fund will employ leverage to effect additional exposure to the Underlying ETFs of approximately 100% of the net assets of the Fund, such that the Fund will have 200% exposure to its investments. The leverage ratio will be uniform across all of the Underlying ETFs, such that the relative weights of each country will stay the same, but the overall exposure of the Fund to each country will be increased.

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based. To the extent the Fund employs leverage, the Advisor intends to use a total return swap to effect the leveraged exposure.

Generally, at least 80% of the Fund’s assets will be invested in equity securities of issuers domiciled in the International Market countries listed above, which exposure will be obtained through ETFs and/or Financial Instruments.

PRINCIPAL RISKS

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Compounding Risk

As the Fund utilizes leverage in seeking capital appreciation, the effect of compounding on leveraged positions may be detrimental to or compromise the ability of the Fund to meet its objective.

Currency Risk

The Fund’s returns may be adversely impacted by changes in currency exchange rates.

Custody Risk

The Fund invests in Underlying ETFs, which, in turn, invest in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Derivatives Risk

Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to interest rate risk, currency risk and counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Risk

The prices of equity securities in which the Fund holds long positions indirectly through ETFs may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in long positions in ETFs. Through its long positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease.

Foreign Securities Risk

The Fund invests in Underlying ETFs, which, in turn, invest in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Foreign Securities Valuation Risk

The Fund invests in Underlying ETFs, which, in turn, may from time to time fair value the foreign securities they hold, which may lead to a variance between the prices used to calculate the Fund’s NAV and the prices used by other market participants.

Issuer Risk

From time to time the Fund may have exposure via its long positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may depreciate in value.

Leverage Risk

The Fund’s use of swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long investment exposures to more than its net asset value by a significant amount. The use of such leverage could result in the total loss of an investor’s investment more quickly than would be the case in an un-leveraged fund.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

As with any fund, there is no guarantee that the Fund will achieve its goal.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC, the Advisor, serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name & Title	Length of Service with Advisor	Length of Service as Fund’s Portfolio Manager
Salvatore Bruno, Executive Vice President & Chief Investment Officer	Since 2007	Since Inception
Paul (Teddy) Fusaro, Senior Vice President & Senior Portfolio Manager	Since 2013	Since Inception
Greg Barrato, Senior Vice President & Senior Portfolio Manager	Since 2010	Since Inception

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed generally in exchange for a basket of equity securities included in the Fund’s portfolios. Retail investors may acquire Shares on the NYSE Arca, Inc. through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY INFORMATION

IQ BULL EMERGING MARKETS ETF

INVESTMENT OBJECTIVE

The IQ Bull Emerging Markets ETF (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Total Other Expenses(a)	0.05%
Acquired Fund Fees and Expenses(a)	0.64%
Total Annual Fund Operating Expenses(b)	1.64%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

(b)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which reflects the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$167	$517

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or a multiple thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, although the Fund invests in the emerging markets segment of the international equity market (the “Emerging Market”), investors should not expect the Fund’s returns to track the returns of the Emerging Market or a multiple (two times or otherwise) thereof for any period of time.

In addition to the variability of returns inherent to active management, the Fund’s returns over time are likely to differ from the returns of the Emerging Market or a multiple (two times or otherwise) thereof for that period because the Fund’s returns will be compounded over that period. Moreover, the Fund may lose money when the Emerging Market returns are flat over time, and it is possible that the Fund will lose money over time even if the Emerging Market rises. Longer holding periods, higher market volatility and greater leverage each may exacerbate the impact of compounding on a fund’s returns. During periods of higher Emerging Market volatility, such volatility may affect the Fund’s returns as much as or more than the returns of the Emerging Market. For further discussion of compounding, see “Description of the Principal Risks of the Funds—Compounding Risk” in the Fund’s statutory prospectus.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking leveraged investment results. Shareholders should actively monitor their investments.

Investment Philosophy

For an investor having a positive return expectation for the Emerging Market, maintaining a long exposure to a diversified basket of Emerging Market securities is important for the investor to participate in the returns during periods when the Emerging Market is moving up. The investor may also seek to benefit from strategies that employ a dynamic allocation process in an attempt to generate additional positive returns. These additional returns can enhance the returns during periods when the Emerging Market is moving up and partially offset the losses when the Emerging Market is moving down. By using a dynamic country allocation process combined with leverage, the Fund seeks to outperform by a factor of two the Emerging Market performance in both rising and falling markets. In other words, when the Emerging Market is down in a given period, the Fund seeks to be down less than two times the return of the Emerging Market during the same period and, conversely, when the Emerging Market is up in a given period, the Fund seeks to be up by more than two times the return of the Emerging Market during the same period.

Investment Process

The Fund invests primarily in U.S.-listed exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) holding primarily Emerging Market equity securities.

The Fund’s investment process first breaks down all Emerging Markets companies by the country in which they are domiciled. Generally, these “Emerging Market” countries include Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. The Advisor then analyzes each country based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each sector); valuation (how expensive stocks in one sector are relative to stocks in other sectors); and relative earnings (earnings strength and related characteristics of stocks in one sector relative to stocks in other sectors). The portfolio managers of the Fund then use the factors to determine the magnitude of the weighting for each country in the portfolio. Under normal circumstances, all countries will be included in the Fund’s portfolio.

To implement its strategy, the Fund will hold long positions in ETFs providing exposure to the countries chosen by the Advisor (“Underlying ETFs”). In addition, the Fund will employ leverage to effect additional exposure to the Underlying ETFs of approximately 100% of the net assets of the Fund, such that the Fund will have 200% exposure to its investments. The leverage ratio will be uniform across all of the Underlying ETFs, such that the relative weights of each country will stay the same, but the overall exposure of the Fund to each country will be increased.

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based. To the extent the Fund employs leverage, the Advisor intends to use a total return swap to effect the leveraged exposure.

Generally, at least 80% of the Fund’s assets will be invested in equity securities of issuers domiciled in the Emerging Market countries listed above, which exposure will be obtained through ETFs and/or Financial Instruments.

PRINCIPAL RISKS

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Compounding Risk

As the Fund utilizes leverage in seeking capital appreciation, the effect of compounding on leveraged positions may be detrimental to or compromise the ability of the Fund to meet its objective.

Currency Risk

The Fund’s returns may be adversely impacted by changes in currency exchange rates.

Custody Risk

The Fund invests in Underlying ETFs, which, in turn, invest in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Derivatives Risk

Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to interest rate risk, currency risk and counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Emerging Markets Risk

The Fund invests in Underlying ETFs, which, in turn, invest in securities in emerging market countries, which may be subject to a greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Equity Risk

The prices of equity securities in which the Fund holds long positions indirectly through ETFs may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in long positions in ETFs. Through its long positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease.

Foreign Securities Risk

The Fund invests in Underlying ETFs, which, in turn, invest in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Foreign Securities Valuation Risk

The Fund invests in Underlying ETFs, which, in turn, may from time to time fair value the foreign securities they hold, which may lead to a variance between the prices used to calculate the Fund’s NAV and the prices used by other market participants.

Issuer Risk

From time to time the Fund may have exposure via its long positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may depreciate in value.

Leverage Risk

The Fund’s use of swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long investment exposures to more than its net asset value by a significant amount. The use of such leverage could result in the total loss of an investor’s investment more quickly than would be the case in an un-leveraged fund.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

As with any fund, there is no guarantee that the Fund will achieve its goal.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC, the Advisor, serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name & Title	Length of Service with Advisor	Length of Service as Fund’s Portfolio Manager
Salvatore Bruno, Executive Vice President & Chief Investment Officer	Since 2007	Since Inception
Paul (Teddy) Fusaro, Senior Vice President & Senior Portfolio Manager	Since 2013	Since Inception
Greg Barrato, Senior Vice President & Senior Portfolio Manager	Since 2010	Since Inception

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed generally in exchange for a basket of equity securities included in the Fund’s portfolios. Retail investors may acquire Shares on the NYSE Arca, Inc. through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

OVERVIEW

The Trust is an investment company consisting of separate investment portfolios (each, a “Fund”) that are exchange-traded funds (“ETFs”). ETFs are funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional fund investing.

This Prospectus provides the information you need to make an informed decision about investing in the Funds. It contains important facts about the Trust as a whole and each Fund in particular.

IndexIQ Advisors LLC is the investment advisor to each Fund.

DESCRIPTION OF THE PRINCIPAL STRATEGIES OF THE FUNDS

The Funds are actively managed ETFs and thus do not seek to replicate the performance of a specific index. Instead, each Fund uses an active investment strategy to meet its investment objective. The Advisor, subject to the oversight of the Board of Trustees of the Trust (the “Board”), has discretion on a daily basis to manage each Fund’s portfolio in accordance with the Fund’s investment objective and investment policies.

The IQ Long/Short Alpha ETF, IQ Bear U.S. Large Cap ETF, IQ Bear U.S. Small Cap ETF, IQ Bear International ETF and IQ Bear Emerging Markets ETF each may invest in short sale positions to the fullest extent permitted by the 1940 Act. Section 18 of the 1940 Act restricts the ability of investment companies, such as the Funds, from issuing senior securities; however, a short sale position is not prohibited as a senior security so long as the investment company entering into such short sale position “covers” the short sale position by maintaining certain segregated assets. This means that a Fund must either (1) segregate cash or liquid assets having a value equal to such Fund’s daily market exposure to its short sale positions, but not less than the market prices at which the short positions were established, or (2) cover its short exposure with a long exposure on the same security sold short or otherwise hold a call position on the same security. In accordance with the Trust’s compliance manual, the Funds will achieve this compliance through segregation of assets, which will have the effect of limiting a Fund’s economic exposure to its short positions to no more than the value of such Fund’s assets on any given trading day.

To the extent the Advisor makes investments on behalf of the Funds that are regulated by the Commodities Futures Trading Commission, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Advisor has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and is therefore not subject to registration or regulation as a commodity pool operator under the CEA.

Each Fund’s portfolio holdings will be disclosed on the Trust’s website (www.iqetfs.com) daily after the close of trading on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”) and prior to the opening of trading on the Exchange the following day.

ADDITIONAL INVESTMENT STRATEGIES

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board without shareholder approval. Certain fundamental policies of the Funds are set forth in the Funds’ Statement of Additional Information (the “SAI”) under “Investment Restrictions.”

Direct Equity Investments

In addition to implementing its strategy by holding long or short positions in the Underlying ETFs, each Fund may, from time to time, invest directly in non-ETF equity securities, including U.S.-listed and non-U.S.-listed equity securities; provided, however, that all of the non-U.S.-listed equity securities in which the Funds may invest are listed on a non-U.S. securities exchange that is a member of Intermarket Surveillance Group or a party to a comprehensive surveillance sharing agreement with the NYSE.

Non-ETF Exchange Traded Vehicles

In addition to ETFs, the Funds may invest in U.S.-listed exchange-traded notes and other U.S.-listed exchange-traded products.

Depositary Receipts

Certain Funds may use American depositary receipts, European depositary receipts and Global depositary receipts when, in the discretion of the Advisor, the use of such securities is warranted for liquidity, pricing, timing or other reasons. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Cash Management

Cash balances arising from the use of short selling and derivatives typically will be held in money market instruments, which generally are short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including U.S. Treasury Bills and repurchase agreements.

Temporary Defensive Positions

In certain situations or market conditions, a Fund may temporarily depart from its normal investment policies and strategies provided that the alternative is consistent with the Fund’s investment objective and is in the best interest of the Fund. For example, a Fund that typically invests in short positions may hold little or no short positions for extended periods, or a Fund may hold a higher than normal proportion of its assets in cash in times of extreme market stress

Securities Lending

The IQ Long/Short Alpha ETF and the IQ “Bull” Funds may lend their portfolio securities. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

DESCRIPTION OF THE PRINCIPAL RISKS OF THE FUNDS

Investors in the Funds should carefully consider the risks of investing in the Funds as set forth in each Fund’s Summary Information section under “Principal Risks.” To the extent such risks apply, they are discussed hereunder in greater detail. Unless otherwise noted, the following risks apply to all of the Funds. See also the section on “Additional Risks” for other risk factors.

Cash Transactions Risk

The following risk applies to the IQ Long/Short Alpha ETF, IQ Bear U.S. Large Cap ETF, IQ Bear U.S. Small Cap ETF, IQ Bear International ETF and IQ Bear Emerging Markets ETF (collectively, the “Cash Transaction Funds”).

Unlike most ETFs, the Cash Transaction Funds currently intend to effect all creations and redemptions principally (and, in the case of the IQ Long/Short Alpha ETF, in part) for cash, rather than in-kind securities. As a result, an investment in the Cash Transaction Funds may be less tax-efficient than an investment in a Fund other than a Cash Transaction Fund or a more conventional ETF which does not intend to effect all creations and redemptions principally for cash. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level.

A Cash Transaction Fund may be required to close short portfolio security positions in order to facilitate the redemption process. If a Cash Transaction Fund recognizes gain on such transactions, this generally will cause the Cash Transaction Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Cash Transaction Funds generally intend to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different Fund or ETF.

Compounding Risk

The following risk applies to each Fund other than the IQ Long/Short Alpha ETF.

As each Fund utilizes either short (i.e., inverse) positions or leverage in seeking capital appreciation, the effect of compounding on such short and/or leveraged positions may be detrimental to or compromise the ability of the Fund to meet its objective. In the context of a Fund, compounding refers to the rate of return that represents the cumulative effect that a series of gains or losses have on an original investment in the Fund over a period of time. Compounding affects all investments, but has a more significant impact on leveraged or inverse positions. Particularly during periods of higher market volatility, compounding of the Fund’s returns will cause results for periods over time to vary from the returns of the U.S. Market, U.S. Small Cap Market, International Market or Emerging Market, as applicable, or the inverse or multiple (two times or otherwise) thereof. This effect becomes more pronounced as volatility increases and may even cause the return of the Fund to move in the opposite direction from what one would expect for a leveraged or inverse fund. For example, in a volatile market, compounding can result in longer-term (i) leveraged returns that are less than two times the return of the unleveraged investment or (ii) inverse returns that are less than the inverse return of the unleveraged investment.

Currency Risk

The following risk applies to the IQ Bear International ETF, IQ Bear Emerging Markets ETF, IQ Bull International ETF and IQ Bull Emerging Markets ETF.

The Funds will invest in Underlying ETFs, which, in turn, will invest in securities denominated in foreign currencies and much of the income received by such Underlying ETFs will be in foreign currencies. Changes in currency exchange rates may negatively impact the Funds’ returns. The value of the foreign currencies may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, the governments issuing such foreign currencies and other foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Funds’ exposure to foreign currencies may result in reduced returns to the Funds. The Funds do not expect to hedge their currency risk. Moreover, the Funds may incur costs in connection with conversions between U.S. dollars and foreign currencies.

Custody Risk

The following risk applies to the IQ Bear International ETF, IQ Bear Emerging Markets ETF, IQ Bull International ETF and IQ Bull Emerging Markets ETF.

Custody risk refers to the risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Local agents are held only to the standards of care of their local markets. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Derivatives Risk

A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. A Fund’s use of derivatives — such as futures contracts, options on securities, indexes and futures contracts, equity caps, collars and floors, and swap agreements and forward contracts, among other instruments — may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Advisor. Derivatives may be highly volatile, and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. A Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that a Fund will engage in derivative transactions to reduce exposure to other risks when that would be beneficial. Additionally, investment in derivatives may expose a Fund to currency risk or interest rate risk.

Derivatives may be subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Certain derivatives transactions, including over-the-counter (“OTC”) options, swaps, and forward contracts, and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the Commodity Futures Trading Commission (“CFTC”) or the Securities and Exchange Commission (“SEC”). Instead, such OTC derivatives are entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available for a desired transaction, a Fund will be unable to enter into the transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Fund may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, a Fund would bear greater risk of default by the counterparties to such transactions.

The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar exchange or clearinghouse guarantee. In all such transactions, the Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. A Fund will enter into transactions in derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) on July 21, 2010 created a new, comprehensive federal regulatory regime for most types of derivatives Similar regulatory regimes for derivatives are also being, or have been, introduced in other G20 countries. The new regulatory requirements imposed by these regimes include mandatory exchange trading and clearing of certain types of derivatives that were previously traded over-the-counter, mandatory reporting of all swaps to data repositories and limits on the size of derivative positions that can be held by a single person. The new regime in the US subjects the largest market participants to enhanced conduct standards for uncleared derivatives (already in effect) and specific margin and capital requirements (still being formulated on a global basis). These changes impact the Funds adversely by increasing operating costs and imposing limits on the way in which the Funds can conduct their derivatives business.

Swap Agreements. Each Fund may use swap agreements in order to obtain their long and/or short exposures, as applicable, and, in the case of the “Bull” Funds, to effect leverage. Under a swap agreement, a Fund pays another party (a “swap counterparty”) an amount equal to any negative total returns from the stipulated underlying security or group of securities using the strategies described above. In exchange, the counterparty pays the Fund an amount equal to any positive total returns from the stipulated underlying security or group of securities. The returns to be “swapped” between the Fund and the swap counterparty will be calculated with reference to a “notional” amount, i.e., the dollar amount hypothetically invested in the stipulated underlying security or group of securities. A Fund’s returns will generally depend on the net amount to be paid or received under the swap agreement, which will depend on the market movements of the stipulated underlying securities. A Fund’s net asset value will reflect any amounts owed to the Fund by the swap counterparty (when a swap agreement is, on a net basis, “in the money”) or amounts owed by the Fund to the counterparty (when a swap agreement is, on a net basis, “out of the money”).

Swap Agreement Financing Charges and Transaction Costs. In connection with a swap agreement, a Fund will pay financing charges to the counterparty (based on the notional amount of long exposures), and transaction costs (when it changes exposures to stipulated underlying investments), including brokerage commissions and stamp taxes. On short exposures, a Fund will receive interest from the counterparty (based on the notional value of the short exposures), which will generally equal what the Fund would receive on the proceeds from direct short sales. The financing charge based on the long exposures, however, will reduce interest that the Fund earns. In addition, each Fund will pay the counterparty amounts equal to any dividends paid on securities to which the Fund has short exposures. These charges will reduce investment returns and increase investment losses.

Each Fund may re-set its swap agreements at least monthly, which will cause the Fund to realize short-term capital gains that, when distributed to its shareholders, will generally be taxable to them at ordinary income rates rather than at lower long-term capital gains rates.

Swap Agreement Risks. A swap agreement is a form of derivative instrument, which may involve the use of leverage. A swap agreement can be volatile and involves significant risks, including counterparty risk, leverage risk, liquidity risk, and short position risk. The use of a swap agreement will expose a Fund to additional risks that it would not be subject to if it had invested directly in the securities underlying the swap agreement and may result in larger losses or smaller gains than would otherwise be the case.

Counterparty Risk. By using swap agreements, a Fund is exposed to the risk of the swap counterparty. Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. To the extent a swap is not centrally cleared, it is subject to the creditworthiness of the counterparty.

Leverage Risk. By using swap agreements, the “Bull” Funds are able to obtain exposures greater than the value of their net assets, which exposes such Funds with additional risk of loss. Although each Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those obligations. By setting aside assets only equal to its net obligation under a swap agreement (rather than the full notional value of the underlying security exposure), the Fund will have the ability to employ leverage. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities or indices underlying the swap agreements than if the Fund had made direct investments.

Short Position Risk. The “Bear” Funds and the IQ Long/Short Alpha ETF may enter into swap agreements in order to effect short exposure. When a Fund has short exposures, and the swap counterparty hedges its exposure by entering into a short sale, the Fund is subject to the risk that the beneficial owner of the securities sold short recalls the shares from the counterparty, which the beneficial owner may do at any time to vote the shares or for other reasons. If the beneficial owner recalls the shares before they are returned by the counterparty, and replacement shares cannot be found, the counterparty may force the Fund to close out the swap agreement at a time which may not be advantageous, which could adversely affect the Fund.

Liquidity Risk. Liquidity risk is the risk that a Fund will not be able to close out a swap agreement when desired, particularly during times of market turmoil. It may also be difficult to value a swap agreement under such circumstances.

Emerging Markets Risk

The following risk applies to the IQ Bear Emerging Markets ETF and IQ Bull Emerging Markets ETF.

Investment in emerging markets through Underlying ETFs subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. Emerging Markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with the custody of securities than developed markets. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Risk

The prices of equity securities in which a Fund holds positions through Underlying ETFs may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report better or worse than expected results or be positively or negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may increase or decrease in response. In addition, the equity market tends to move in cycles which may cause stock prices to rise or fall over short or extended periods of time.

Exchange-Traded Fund Risk

The Funds may invest long or short in ETFs. Through their positions in ETFs, the Funds will be subject to the risks associated with such vehicles investments, including the possibility that the value of the securities or instruments held by an ETF could decrease or increase. Certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETPs. As the Fund allocations to Underlying ETPs change, or the expense ratio of Underlying ETPs change, the operating expenses borne by the Fund from such investments may increase or decrease.

Foreign Securities Risk

The following risk applies to the IQ Bear International ETF, IQ Bear Emerging Markets ETF, IQ Bull International ETF and IQ Bull Emerging Markets ETF.

Investments through Underlying ETFs in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent a Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Foreign Securities Valuation Risk

The following risk applies to the IQ Bear International ETF, IQ Bear Emerging Markets ETF, IQ Bull International ETF and IQ Bull Emerging Markets ETF.

The Underlying ETFs in which the Funds invest may from time to time fair value the foreign securities they hold, as events may result in the fair value of foreign securities materially changing between the close of the local exchange on which they trade and the time at which the Funds price their shares. Additionally, because foreign exchanges on which securities held by the Funds may be open on days when the Funds do not price their shares, the potential exists for the value of the securities in a Fund’s portfolio to change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Moreover, foreign securities are more susceptible to trading halts and certain other corporate actions that might necessitate fair valuation of those securities. When a Fund’s securities are fair valued, the process involves a degree of subjectivity and thus security prices used to calculate the Fund’s NAV may differ from the prices used by other market participants.

Industry Concentration Risk

To the extent the Fund’s investments are concentrated in a particular industry sector, the Fund will be susceptible to loss due to adverse occurrences affecting that particular industry.

Issuer Risk

The performance of a Fund depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures, credit deterioration of the issuer or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline. From time to time, a Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer's securities may appreciate (for short positions) or depreciate (for long positions) in value because of changes in the financial conditions of, or events affecting, the issuer, such as increased demand for the issuer's products or services or improved management performance.

Large Capitalization Companies Risk

The following risk applies to the IQ Long/Short Alpha ETF, IQ Bear U.S. Large Cap ETF and IQ Bull U.S. Large Cap ETF.

Large capitalization company stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks outperform other types of investments (e.g., small or mid cap stocks), the performance of a Fund employing a short strategy could be reduced. During a period when large-cap stocks underperform other types of investments (e.g., small or mid cap stocks), the performance of a Fund employing a long strategy could be reduced.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. A Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in a Fund may lose money.

If a Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets. In rising stock markets, the risk of loss will be greater than in declining stock markets. Over time, stock markets have risen more than they have declined.

Although the IQ Long/Short Alpha ETF seeks to maintain a market neutral portfolio, it may have a net positive or negative market exposure at any time, which would expose the Fund to the risk of loss in rising and/or falling markets.

Rising Stock Market Risk

The following risk applies to the IQ Bear U.S. Large Cap ETF, IQ Bear U.S. Small Cap ETF, IQ Bear International ETF and IQ Bear Emerging Markets ETF.

The Funds typically will be approximately “100% short.” Accordingly, in rising stock markets each Fund’ risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined. The Advisor believes that in all market conditions there will exist some companies whose stocks are overvalued by the market and that capital appreciation can be realized by selling short those stocks. However, the best overall results typically will be achieved in declining stock markets. In rising stock markets the risk of loss is likely.

Short Sales Risk

The following risk applies to the IQ Long/Short Alpha ETF, IQ Bear U.S. Large Cap ETF, IQ Bear U.S. Small Cap ETF, IQ Bear International ETF and IQ Bear Emerging Markets ETF.

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Short positions introduce more risk to a Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Regulatory bans on certain short selling activities may prevent the Fund from fully implementing its strategy.

Small Capitalization Companies Risk

The following risk applies to the IQ Bear U.S. Small Cap ETF and IQ Bull U.S. Small Cap ETF.

Stock prices of small capitalization companies may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them. In addition, small capitalization companies are typically less stable financially than large capitalization companies and may depend on a small number of key personnel, making them more vulnerable to loss of personnel. Small capitalization companies also generally have less diverse product lines than large capitalization companies and are more susceptible to adverse developments related to their products.

Trading Risk

It is expected that the shares of each Fund (in each case, “Shares”) will be listed for trading on NYSE Arca and will be bought and sold in the Secondary Market at market prices. Although it is generally expected that the market price of the Shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of a Fund in the Secondary Market, and you may receive less than NAV when you sell those Shares in the Secondary Market. Similar to shares of other issuers listed on a stock exchange, Shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

The market price of a Fund's Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares.

The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities, particularly through creations and redemptions by Authorized Participants dealing directly with the applicable Fund. While the creation/redemption feature is designed to make it more likely that a Fund's Shares normally will trade on NYSE Arca at prices close to its next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.

New Fund Risk

Each Fund is a new fund. As new funds, there can be no assurance that they will grow to or maintain an economically viable size, in which case a Fund could ultimately liquidate.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Funds.

U.S. Tax Risks

To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, each Fund must satisfy certain income, asset diversification, and distribution requirements. If, for any taxable year, a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions would be taxable to its shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. The tax treatment of certain derivatives is unclear for purposes of determining a Fund’s tax status.

In addition, a Fund’s transactions in Financial Instruments, including, but not limited to, options, futures contracts, hedging transactions, forward contracts and swap contracts, will be subject to special tax rules (which may include mark-to-market, constructive sale, wash sale and short sale rules), the effect of which may be to accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could, therefore, affect the amount, timing and character of distributions to a Fund’s shareholders. A Fund’s use of such transactions may result in such Fund realizing more short-term capital gains and ordinary income, in each case subject to U.S. federal income tax at higher ordinary income tax rates, than it would if it did not engage in such transactions.

ADDITIONAL RISKS

Absence of Prior Active Market

Although Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience more difficulty achieving its investment objectives than it otherwise would at higher asset levels, or the Fund may ultimately liquidate.

Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting. The Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities because such non-U.S. securities often involve greater settlement and operational issues for Authorized Participants that may limit the availability of Authorized Participants.

Fluctuation of Net Asset Value

The NAV of a Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE. The Advisor cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Advisor believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

The IQ Long/Short Alpha ETF and the IQ “Bull” Funds may lend their portfolio securities. Although each such Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests. These events could also trigger adverse tax consequences for the Fund.

Shares are Not Individually Redeemable

Shares may be redeemed by the Funds only in large blocks known as “Creation Units” which are expected to be worth in excess of one million dollars each. The Trust may not redeem Shares in fractional Creation Units. Only certain large institutions that enter into agreements with the Distributor are authorized to transact in Creation Units with the Funds. These entities are referred to as “Authorized Participants.” All other persons or entities transacting in Shares must do so in the Secondary Market.

Trading Issues

Trading in Shares on the NYSE may be halted due to market conditions or for reasons that, in the view of the NYSE, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE “circuit breaker” rules. There can be no assurance that the requirements of the NYSE necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

MANAGEMENT

The Board is responsible for the general supervision of the Funds. The Board appoints officers who are responsible for the day-to-day operations of the Funds.

Investment Advisor

The Advisor has been registered as an investment advisor with the SEC since August 2007 and is a wholly-owned indirect subsidiary of New York Life Investment Management Holdings LLC. The Advisor’s principal office is at 800 Westchester Avenue, Suite S-710, Rye Brook, New York 10573. As of June 30, 2016, the Advisor had approximately $2.0 billion in assets under management.

The Advisor has overall responsibility for the general management and administration of the Trust. The Advisor provides an investment program for the Funds. The Advisor has arranged for custody, fund administration, transfer agency and all other non-distribution related services necessary for the Funds to operate. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund Shares.

As compensation for its services and its assumption of certain expenses, each Fund pays the Advisor a management fee, which is calculated daily and paid monthly, equal to 0.95% of the Fund’s average daily net assets, The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

The Advisor serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Advisory Agreement was approved by the Independent Trustees of the Trust at its annual meeting. The basis for the Trustees’ approval of the Advisory Agreement will be available in the Funds’ first annual or semi-annual report to shareholders.

The Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds also may invest. The Advisor does not use inside information in making investment decisions on behalf of the Funds.

Expense Limitation Agreement

The Advisor has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses paid on short sales, acquired fund fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.15% of the average daily net assets for each Fund for the period from each Fund’s inception to August 31, 2017.

The Advisor currently expects that the contractual agreement will continue from year-to-year, provided such continuance is approved by the Trust’s Board on behalf of the Funds. A Fund may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Fund. The terms of the Expense Limitation Agreement may be revised upon renewal. The Advisor is permitted to recoup from a Fund previously waived fees or reimbursed expenses for five years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause such Fund’s operating expenses to exceed the then applicable expense cap.

Portfolio Management

The Advisor acts as advisor to the Funds and is responsible for managing the investment portfolios of the Funds and will direct the purchase and sale of the Funds’ investment securities. The Advisor utilizes a team of investment professionals acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of each Fund’s investment objective. For these services, the Advisor is paid a monthly fee by the Funds.

The following portfolio managers are primarily responsible for the day-to-day management of the Funds:

Salvatore Bruno, Executive Vice President and Chief Investment Officer

Mr. Bruno has held this position since September 2007. Prior to joining IndexIQ, he was a Portfolio Manager at Deutsche Asset Management (DeAM) for two years, serving as Director and Portfolio Manager for the DWS Growth and Income Fund, a U.S. large cap core equity mutual fund. Prior to becoming Portfolio Manager, Mr. Bruno was the Head of Advanced Quantitative Research at DeAM. In this role, he directed a quantitative research team tasked with supporting numerous products, including quantitative equity strategies, global asset allocation, passive risk-based alternative beta portfolios, and probabilistic efficient frontiers. He also co-developed the strategy to combine fundamental and quantitative research into a single portfolio. As the Global Head of Active Equity Quantitative Strategies for DeAM, Mr. Bruno managed a team of analysts around the world. The team provided quantitative tools and support for the Active Equity fundamental portfolio managers and research analysts on a variety of topics, including quantitative equity models, portfolio construction, risk management and performance measurement and analysis. Mr. Bruno earned a Bachelor of Science in Applied Economics and Business Management from Cornell University and a Master of Business Administration in Finance and Economics from the New York University Leonard N. Stern School of Business. He is a member of the NYSSA and the CFA Institute.

Paul (Teddy) Fusaro, Senior Vice President and Senior Portfolio Manager

Mr. Fusaro joined the Advisor in August 2013 and has been Senior Vice President of the Advisor and portfolio manager of the Funds since their inception. Prior to joining the Advisor, Mr. Fusaro served as Vice President, Trader and Portfolio Manager at Rafferty Asset Management LLC from 2009 to 2013 and as Analyst at Goldman Sachs & Co. from 2007 to 2009. Mr. Fusaro is a 2007 graduate from Providence College.

Greg Barrato, Senior Vice President and Senior Portfolio Manager

Mr. Barrato joined the Advisor as Vice President in November 2010 and has been Senior Vice President of the Advisor since August 2013 and portfolio manager of the Funds since their inception. Prior to joining the Advisor, Mr. Barrato served as Head Global Equity Trader and Trader at Lucerne Capital Management, LLC from 2008 to 2010 and as Assistant Trader and Operations Manager at ReachCapital Management, LP from 2004 to 2008. Mr. Barrato is a 2002 graduate from the University of Connecticut.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

OTHER SERVICE PROVIDERS

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”), located at 101 Barclay Street, New York, New York 10286, serves as the Funds’ Administrator, Custodian, Transfer Agent and Securities Lending Agent. BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

Under the Fund Administration and Accounting Agreement (the “Administration Agreement”), BNY Mellon serves as Administrator for the Funds. Under the Administration Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

BNY Mellon supervises the overall administration of the Trust, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. BNY Mellon provides persons satisfactory to the Board to serve as officers of the Trust.

Distributor

ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 serves as the Distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a Secondary Market in Shares. NYLIFE Distributors LLC has entered into a Services Agreement with ALPS to distribute the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Kaye Scholer LLP, 250 West 55th Street, New York, New York 10019, serves as counsel to the Trust and the Funds.

FREQUENT TRADING

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Funds are expected to be attractive to active institutional and retail investors interested in buying and selling Fund Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, a Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in a Fund’s Shares occurs on the Secondary Market. Because Secondary Market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Funds, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs (a Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that a Fund’s Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. Each Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

The Board of Trustees has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Funds. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Funds. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE (NAV)

The NAV of the Shares for the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in each Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in each Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to eight decimal places. The NAV is calculated by the Administrator and Custodian and determined each Business Day as of the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. New York time).

In calculating NAV, each Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca, and the value of such securities used in computing the Fund’s NAV are generally determined as of such times. A Fund’s foreign securities may trade on weekends or other days when Fund Shares do not trade. Consequently the value of portfolio securities of a Fund may change on days when Shares of the Fund cannot be purchased or sold.

When market quotations are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; and (4) foreign securities traded on exchanges that close before each Fund’s NAV is calculated.

The frequency with which the Funds’ investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Funds invest in other open-end management investment companies registered under the 1940 Act, they may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Valuing each Fund’s investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine each Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV.

INDICATIVE INTRA-DAY VALUE

The approximate value of each Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by the NYSE Arca every 15 seconds during hours of trading on the NYSE Arca. The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

An independent third party calculator calculates the IIV for each Fund during hours of trading on the NYSE Arca by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of that Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Trust’s website.

The Funds provide the independent third party calculator with information to calculate the IIV, but the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

PREMIUM/DISCOUNT INFORMATION

Information regarding the extent and frequency with which market prices of Shares have tracked the relevant Fund’s NAV for the most recently completed calendar year and the quarters since that year will be available without charge on the Funds’ website at www.iqetfs.com.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Net Investment Income and Capital Gains

As a Fund shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Funds pay out substantially all of their net earnings to their shareholders as “distributions.”

The Funds typically earn income dividends from stocks and interest from debt securities. These amounts, net of expenses, typically are passed along to Fund shareholders as dividends from net investment income. The Funds realize capital gains or losses whenever they sell securities. Net capital gains typically are passed along to shareholders as “capital gain distributions.”

Net investment income and net capital gains typically are distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the U.S. Internal Revenue Code of 1986, as amended. In addition, the Funds may decide to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period, in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of a distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional Shares of a Fund only if the broker through which you purchased Shares makes such option available. Distributions which are reinvested nevertheless will be subject to U.S. federal income tax to the same extent as if such distributions had not been reinvested.

U.S. Federal Income Taxation

The following is a summary of certain U.S. federal income tax considerations applicable to an investment in Shares of a Fund. The summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Department regulations promulgated thereunder, and judicial and administrative interpretations thereof, all as in effect on the date of this Prospectus and all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of a Fund, and does not address the consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, tax-exempt shareholders, those who hold Fund Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, “non-U.S. shareholders” (as defined below). This discussion does not discuss any aspect of U.S. state, local, estate, gift or non-U.S. tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state and local, and non-U.S., tax consequences of investing in Shares, based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, non-U.S. country or other taxing jurisdiction.

Tax Treatment of a Fund

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” (a “RIC”) under the Code. To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

As a RIC, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to a

Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. The remainder of this discussion assumes that the Funds will qualify for the special tax treatment accorded to RICs.

A Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within the calendar year. Each Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

A Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, a Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Fund Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (1) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (2) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property, and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (except, as discussed below, qualified dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. To the extent designated as capital gain dividends by a Fund, distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Distributions of qualified dividend income are, to the extent of a Fund’s current and accumulated earnings and profits, taxed to certain non-corporate Fund shareholders at the rates generally applicable to long-term capital gain, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks. Substitute payments received on Fund Shares that are lent out will be ineligible for being reported as qualified dividend income.

Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, each Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

If a Fund is a “qualified fund of funds” (i.e., a RIC at least 50% of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs) or more than 50% of a Fund’s total assets at the end of a taxable year consist of non-U.S. stock or securities, the Fund may elect to “pass through” to its shareholders certain non-U.S. income taxes paid by the Fund. This means that each shareholder will be required to (i) include in gross income, even though not actually received, the shareholder’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either take a corresponding deduction (in calculating U.S. federal taxable income) or credit (in calculating U.S. federal income tax), subject to certain limitations.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of a Fund as part of a Creation Unit where the creation is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

With respect to non-U.S. shareholders of a Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty), subject to certain exceptions for “interest-related dividends” and “short-term capital gain dividends” discussed below. U.S. federal withholding tax generally will not apply to any gain realized by a non-U.S. shareholder in respect of a Fund’s net capital gain. Special rules apply with respect to dividends of a Fund that are attributable to gain from the sale or exchange of “U.S. real property interests.”

In general, all “interest-related dividends” and “short-term capital gain dividends” (each defined below) will not be subject to U.S. federal withholding tax, provided that the non-U.S. shareholder furnished the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by a Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by a Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, a Fund may treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

In general, subject to certain exceptions, non-U.S. shareholders will not be subject to U.S. federal income or withholding tax in respect of a sale or other disposition of Shares of a Fund.

To claim a credit or refund for any Fund-level taxes on any undistributed net capital gain (as discussed above) or any taxes collected through back-up withholding (discussed below), a non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to do so.

Back-Up Withholding.

A Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in a Fund) may be required to report certain information on a Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a current rate of 28% from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s U.S. federal income tax liability.

Foreign Account Tax Compliance Act.

The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information about its direct and indirect “substantial U.S. owners” to the withholding agent or certifies that it has no such U.S. owners. The beneficial owner of a “withholdable payment” may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA.

“Withholdable payments” generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

A Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. A Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

For a more detailed tax discussion regarding an investment in the Funds, and for special tax treatment on the sale and distribution by certain Funds, please see the section of the SAI entitled “U.S. Federal Income Taxation.”

CODE OF ETHICS

The Trust, the Advisor and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act that is designed to prevent affiliated persons of the Trust, the Advisor and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The codes are on file with the SEC and are available to the public.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor maintains a website for the Funds at www.iqetfs.com. The website for the Funds contains the following information, on a per-Share basis, for each Fund: (1) the prior Business Day’s NAV; (2) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (3) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (4) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of a Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the NYSE Arca, each Fund will disclose on its website (www.iqetfs.com) the identities and quantities of the portfolio securities and other assets held by each Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

FINANCIAL HIGHLIGHTS

The Funds are newly organized and therefore have not yet had any operations as of the date of this Prospectus.

PRIVACY POLICY

IndexIQ Active ETF Trust (the “Trust”) is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Trust may collect non-public personal information from various sources. The Trust uses such information provided by you or your representative to process transactions, to respond to inquiries from you, to deliver reports, products, and services, and to fulfill legal and regulatory requirements.

We do not disclose any non-public personal information about our customers to anyone unless permitted by law or approved by the customer. We may share this information within the Trust’s family of companies in the course of providing services and products to best meet your investing needs. We may share information with certain third parties who are not affiliated with the Trust to perform marketing services, to process or service a transaction at your request or as permitted by law. For example, sharing information with companies that maintain or service customer accounts for the Trust is essential. We may also share information with companies that perform administrative or marketing services for the Trust, including research firms. When we enter into such a relationship, we restrict the companies’ use of our customers’ information and prohibit them from sharing it or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within the Trust, we restrict access to personal information to those employees who require access to that information in order to provide products or services to our customers such as handling inquiries. Our employment policies restrict the use of customer information and require that it be held in strict confidence.

We will adhere to the policies and practices described in this notice for both current and former customers of the Trust.

FREQUENTLY USED TERMS

Trust	IndexIQ Active ETF Trust, a registered open-end investment company

Funds	The investment portfolios of the Trust

Shares	Shares of the Funds offered to investors

Advisor	IndexIQ Advisors LLC

Custodian	The Bank of New York Mellon, the custodian of the Funds’ assets

Distributor	ALPS Distributors, Inc., the distributor to the Funds

AP or Authorized Participant	Certain large institutional investors such as brokers, dealers, banks or other entities that have entered into authorized participant agreements with the Distributor.

NYSE Arca or Exchange	NYSE Arca, Inc., the primary market on which Shares are listed for trading

IIV	The Indicative Intra-Day Value, an appropriate per-Share value based on a Fund’s portfolio

1940 Act	Investment Company Act of 1940, as amended

NAV	Net asset value

SAI	Statement of Additional Information

SEC	Securities and Exchange Commission

Secondary Market	A national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time

Securities Act	Securities Act of 1933, as amended

IndexIQ Active ETF Trust
Mailing Address
800 Westchester Avenue, Suite S-710
Rye Brook, New York 10573
1-888-934-0777
www.iqetfs.com

PROSPECTUS | August 29, 2016

IndexIQ Active ETF Trust

FOR MORE INFORMATION

If you would like more information about the Trust, the Funds and the Shares, the following documents are available free upon request:

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports, once available, and the SAI are available free upon request by calling IndexIQ at 1-888-934-0777. You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website: http://www.iqetfs.com.

To obtain other information and for shareholder inquiries:

By telephone:	1-888-934-0777

By mail:	IndexIQ Active ETF Trust c/o IndexIQ 800 Westchester Avenue, Suite S-710 Rye Brook, NY 10573

On the Internet:	SEC Edgar database: http://www.sec.gov; or www.iqetfs.com

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

IQ® and IndexIQ® are registered service marks of IndexIQ.

The Funds’ investment company registration number is 811-22739.

STATEMENT OF ADDITIONAL INFORMATION

INDEXIQ ACTIVE ETF TRUST

800 WESTCHESTER AVENUE
SUITE S-710
RYE BROOK, NEW YORK 10573

PHONE: (888) 934-0777

August 29, 2016

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with and is incorporated by reference into the prospectus dated August 29, 2016 (“Prospectus”) for the following separate investment portfolios (each, a “Fund”) of IndexIQ Active ETF Trust (the “Trust”), as it may be revised from time to time:

IQ Long/Short Alpha ETF (HEDG)
IQ Bear U.S. Large Cap ETF (BEAR)
IQ Bear U.S. Small Cap ETF (BRSC)
IQ Bear International ETF (BRIM)
IQ Bear Emerging Markets ETF (BREM)
IQ Bull U.S. Large Cap ETF (BULL)
IQ Bull U.S. Small Cap ETF (BLSC)
IQ Bull International ETF (BLIM)
IQ Bull Emerging Markets ETF (BLEM)

A copy of the Prospectus for each Fund and the Fund’s annual or semi-annual reports (once available) may be obtained, without charge, by calling (888) 934-0777 or visiting www.iqetfs.com, or writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.

The SAI does not constitute an offer to sell securities.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on January 30, 2008 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of a number of separate investment portfolios, this SAI addresses the following investment portfolios of the Trust:

IQ Long/Short Alpha ETF (HEDG)
IQ Bear U.S. Large Cap ETF (BEAR)
IQ Bear U.S. Small Cap ETF (BRSC)
IQ Bear International ETF (BRIM)
IQ Bear Emerging Markets ETF (BREM)
IQ Bull U.S. Large Cap ETF (BULL)
IQ Bull U.S. Small Cap ETF (BLSC)
IQ Bull International ETF (BLIM)
IQ Bull Emerging Markets ETF (BLEM)

(each, a “Fund” and, collectively, the “Funds”). Other portfolios may be added to the Trust in the future. The shares of the Funds are referred to herein as “Fund Shares” or “Shares.” The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Funds are managed by IndexIQ Advisors LLC (the “Advisor”). The Advisor has been registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) since August 9, 2007 and is wholly-owned indirect subsidiary of New York Life Investment Management Holdings LLC.

Fund Shares trade on the NYSE Arca, Inc. (the “Exchange”) at market prices that may be below, at, or above NAV.

The IQ Bull U.S. Large Cap ETF, IQ Bull U.S. Small Cap ETF, IQ Bull International ETF and IQ Bull Emerging Markets ETF (collectively, the “Bull Funds”) offer and issue Shares at net asset value (the “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the Funds’ portfolios (the “Deposit Securities”). Shares of a Bull Fund are redeemable only in Creation Unit Aggregations and, generally, in exchange for Deposit Securities.

The IQ Bear U.S. Large Cap ETF, IQ Bear U.S. Small Cap ETF, IQ Bear International ETF and IQ Bear Emerging Markets ETF (collectively, the “Bear Funds”) offer and issue Creation Unit(s), generally in exchange for the deposit of cash totaling the NAV of the Creation Unit(s). Shares of a Bear Fund are redeemable only in Creation Unit Aggregations and, generally, in exchange for a specified cash payment.

The IQ Long/Short Alpha ETF offers and issues Creation Units generally in exchange for a basket of Deposit Securities, together with the deposit of a specified cash payment (the “Cash Component”). Shares in the IQ Long/Short Alpha ETF are redeemable only in Creation Unit Aggregations and, generally, in exchange for Deposit Securities and a Cash Component.

Creation Units are aggregations of 50,000 Shares of a Fund. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary for each Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of a Fund from listing if, following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days or such other event shall occur or condition exist that, in the opinion of the Exchange, makes further trading on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

Each Fund has a distinct investment objective and policies. There can be no assurance that a Fund’s objective will be achieved.

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about the Fund, its policies, and the investment instruments it may hold, is provided below.

The Funds’ share prices will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions. The Funds should not be relied upon as a complete investment program.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the “Board”) as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of each Fund and all other investment policies or practices of the Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Shares of the Fund.

For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

As a matter of fundamental policy, a Fund (except as to any specific Fund otherwise noted below) may not:

A. Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. The Fund will not invest 25% or more of its total assets in any investment company that so concentrates. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or shares of investment companies.

B. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The 1940 Act presently allows a fund to: (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets at the time of the loan and (3) enter into reverse repurchase agreements. Asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

C. Make loans except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

D. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities or in connection with investments in other investment companies.

E. Purchase, hold or deal in real estate, although the Fund may purchase and sell securities or other investments that are secured by real estate or invest in securities or other instruments issued by issuers that invest in real estate.

F. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts, but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities. Notwithstanding this fundamental policy, no Fund will invest in derivatives until such time as the Fund has exemptive relief that permits such investments.

G. Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

INVESTMENT STRATEGIES AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Funds’ Prospectus under the headings “Principal Risks,” “Description of the Principal Risks of the Funds” and “Additional Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Funds’ Prospectus.

General

Investment in each Fund should be made with an understanding that the value of the portfolio of securities held by such Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

Exchange-Traded Funds

Each Fund invests primarily in exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”). ETFs invested in by a Fund are unaffiliated investment companies issuing shares which are traded like traditional equity securities on a national stock exchange. Typically, a Fund would purchase ETF shares in order to obtain exposure to the underlying securities of the ETF or components of the ETF’s index while maintaining flexibility to meet liquidity needs of the Fund. When used in this fashion, ETF shares may enjoy several advantages over futures and other investment alternatives. For example, depending on market conditions, the holding period, and other factors, ETF shares can be less costly. In addition, ETF shares generally can be purchased for smaller sums than corresponding contracts and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF’s shares may trade at a premium or discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An investment in the Fund will entail more costs and expenses than a direct investment in its underlying ETFs. As the Fund allocations to underlying ETFs change, or the expense ratio of underlying ETPs change, the operating expenses borne by the Fund from such investments may increase or decrease.

Short Selling

The Bear Funds invest primarily, and the IQ Long/Short Alpha ETF invests in part, in short positions in equity securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a stock, short selling (or “selling short”) is a technique used by the Funds to try and profit from the falling price of a stock. Short selling involves selling stock that has been borrowed from a third party with the intention of buying identical stock back at a later date to return to that third party. The basic principle of short selling is that selling stock now at a high price, to buy later at a lower price, is profitable. The short seller hopes to profit from a decline in the price of the assets between the sale and the repurchase, as the seller will pay less to buy the assets than it received on selling them.

If a Fund effects a short sale of financial instruments at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated instruments held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which a Fund may effect short sales.

Foreign Securities

Certain of the Funds make foreign investments indirectly through the acquisition of Underlying ETFs providing exposure to foreign securities issuers and may make direct investments in foreign securities in certain foreign markets. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States and the legal remedies for investors may be more limited than the remedies available in the United States.

Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Generally, the Funds that may invest in international equity markets will invest in foreign securities as may be necessary in order to achieve exposure to the equity markets targeted by their strategies. Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear to offer the opportunity for potential long-term growth of capital and income, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to take advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities involves certain special risks, including those discussed in the Funds’ Prospectuses and those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, the relevant Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The relevant Funds may be subject to currency exposure independent of their securities positions. To the extent that a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk.

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. The securities of foreign issuers may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States.

As described more fully below, certain Funds may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. See “Investing in Emerging Markets,” below.

Emerging Markets Companies

Certain of the Funds invest indirectly through Underlying ETFs in securities issued by foreign companies generally located in emerging markets and may make direct investments in foreign securities in certain emerging markets. The risks of foreign investment are generally heightened when the issuer is located in an emerging country. Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Many emerging countries are subject to a substantial degree of economic, political and social instability. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Lending of Portfolio Securities

The Bull Funds and the IQ Long/Short Alpha ETF may lend portfolio securities constituting up to 33 1/3% of their total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains with the Funds cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Funds equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Funds an amount equivalent to any dividends or interest paid on such securities, and the Funds may receive an agreed-upon amount of interest income (to be retained by the Funds) from a borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the Funds or the borrower. The Funds may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. The Funds do not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Funds currently do not intend to lend their portfolio securities.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

Total Return Swaps, Options on Swaps, Index Swaps, Currency Swaps and Interest Rate Swaps, Caps, Floors and Collars

Each Fund may enter into total return, index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars in an attempt to gain exposure to equity markets in accordance with its strategy or to hedge positions or risks. For the same purposes, a Fund may also enter into currency swaps. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. Total return swaps, index swaps and swaptions are a part of each Fund’s principal investment strategies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. The use of currency swaps and interest rate swaps, caps, floors and collars are not principal investment strategies of the Funds.

A great deal of flexibility is possible in the way swap transactions are structured. However, generally a Fund will enter into interest rate, total return, credit, mortgage and index swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, total return and index swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, total return and index swaps is normally limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate, total return or index swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that a Fund’s exposure in a transaction involving a swap, a swaption or an interest rate floor, cap or collar is covered by the segregation of cash or liquid assets or otherwise, the Fund and the Advisor believe that swaps do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

A Fund will not enter into transactions involving swaps, caps, floors or collars unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Advisor.

The use of swaps, swaptions and interest rate caps, floors and collars is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, credit quality, interest rates and currency exchange rates, the investment performance of a Fund utilizing such financial instruments would be less favorable than it would have been if this investment technique were not used. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swaps, swaptions, caps, floors and collars.

By way of example involving a Fund employing 100% leverage through a total return index swap, if the Fund owned $1 million of the shares of an ETF replicating the performance of the Standard & Poor’s 500 Composite Total Return Index (the “S&P 500 Index”), the Fund would also enter into a $1 million notional amount total return swap with a financial institution counterparty based on the S&P 500 Index. In essence, the Fund gains exposure to $2 million of the S&P 500 Index even though it has only $1 million invested in a S&P 500 Index ETF. Under this swap, the Fund would have the right to receive payments of any appreciation in the S&P 500 Index as if it had invested $1 million in the index on the first day of the swap. If the value of the S&P 500 Index declines during the swap term, the Fund is obligated to make payments to the swap counterparty on the decline in value of the notional amount. The swap counterparty would also receive fee payments equal to interest at a stated rate, the London Inter-Bank Offered Rate (“LIBOR”) plus 0.50% for example, on the notional amount. The swaps entered into by the Fund will have re-set provisions so that its value would be re-set to zero if the value of the swap increases or decreases by a fixed percentage of the notional amount. In addition, a Fund may use inverse total return swaps under which the Fund would pay amounts representing appreciation of a referenced index, security or other asset and receive payments representing depreciation of same. Inverse swaps will allow a Fund to gain short exposures to asset classes. A Fund may also use total return swaps if it is unable to make investments in securities representing asset classes. Where there are liquidity, pricing or other trading issues attendant to a Fund’s use of ETFs, exchange trade notes (“ETNs”) or other exchange traded vehicles (“ETVs”), or their underlying components, the Fund may use total return swaps on the indexes upon which the ETFs, ETNs or ETVs are based to achieve exposures to asset classes that are similar to the exposures in the Index.

Equity Swaps

As a part of its principal investment strategy, each Fund may enter into equity swaps in an attempt to gain exposure to equity markets in accordance with its strategy or to hedge positions or risks. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay a Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and a Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover a Fund’s exposure, the Fund and its Advisor believes that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Advisor. A Fund’s ability to enter into certain swap transactions may be limited by tax considerations.

The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Funds.

Futures Contracts and Options on Futures Contracts

As a part of its principal investment strategy, each Fund may purchase and sell futures contracts and may also purchase and write call and put options on futures contracts. A Fund may purchase and sell futures contracts based on various securities, securities indices, foreign currencies and other financial instruments and indices. A Fund may engage in futures and related option transactions in an attempt to gain exposure to equity markets in accordance with its strategy or to hedge positions or risks. A Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts entered into by the Funds have historically been traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the “CFTC”) or with respect to certain funds, on foreign exchanges. More recently, certain futures may also be traded either over-the-counter or on trading facilities such as derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the CFTC. Also, certain single stock futures and narrow based security index futures may be traded either over-the-counter or on trading facilities such as contract markets, derivatives transaction execution facilities and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC, or on foreign exchanges.

None of the CFTC, National Futures Association, SEC or any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, the Funds’ investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States exchanges. In particular, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Similarly, those persons may not have the protection of the United States securities laws.

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund will usually liquidate futures contracts on securities or currency in this manner, the Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Similarly, a Fund may sell futures contracts on a currency in which its portfolio securities are quoted or denominated, or sell futures contracts on one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. The writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon the exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations . The Funds will engage in transactions in futures contracts and related options transactions only to the extent such transactions are consistent with the requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”) for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes. Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in certain cases, require a Fund to segregate cash or liquid assets. A Fund may cover its transactions in futures contracts and related options through the segregation of cash or liquid assets or by other means, in any manner permitted by applicable law.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. When futures contracts and options are used for hedging purposes, perfect correlation between a Fund’s futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Perfect correlation between a Fund’s futures positions and portfolio positions will be difficult to achieve, particularly where futures contracts based on individual equity or corporate fixed-income securities are currently not available. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors unrelated to currency fluctuations. The profitability of the Fund’s trading in futures depends upon the ability of the Advisor to analyze correctly the futures markets.

Money Market Instruments

Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis. The instruments in which each Fund may invest include: (1) short-term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s Ratings Group, Inc., a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Advisor; (4) repurchase agreements; and (5) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Risks

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Cyber Security

With the increasing use of the Internet and technology in connection with the Funds’ operations, the Funds have become potentially more susceptible to greater operational and information security risks through breaches in cyber security. Cyber security breaches include, without limitation, infection by computer viruses and unauthorized access to the Funds’ systems through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operations to be disrupted. Cyber security breaches may also occur in a manner that does not require gaining unauthorized access, such as denial-of-service attacks or situations where authorized individuals intentionally or unintentionally release confidential information stored on the Funds’ systems. A cyber security breach may cause disruptions and impact the Funds’ business operations, which could potentially result in financial losses, inability to determine a Fund’s NAV, impediments to trading, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, compliance and other costs.

The Funds and their shareholders could be negatively impacted as a result. Further, substantial costs may be incurred in order to prevent future cyber incidents. In addition, because the Funds work closely with third-party service providers (e.g., custodians and unaffiliated sub-advisers), indirect cyber security breaches at such third-party service providers may subject Fund shareholders to the same risks associated with direct cyber security breaches. Further, indirect cyber security breaches at an issuer of securities in which a Fund invests may similarly negatively impact Fund shareholders because of a decrease in the value of these securities. While the

Funds have established risk management systems designed to reduce the risks associated with cyber security breaches, there can be no assurances that such measures will be successful particularly since the Funds do not control the cyber security systems of issuers or third-party service providers. The Funds and their shareholders could be negatively impacted as a result.

Liquidation of Funds

The Board may determine to close and liquidate a Fund at any time, which may have adverse consequences for shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder's basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as sales loads, account fees, or fund expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.

MANAGEMENT

Board Responsibilities. The business of the Trust is managed under the direction of the Trust’s Board of Trustees (the “Board”). The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. The day-to-day business of the Trust, including the day-to-day management of risk, is performed by the service providers of the Trust, such as the Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Advisor presents the Board with information concerning the investment objectives, strategies and risks of the investment portfolio. Additionally, the Advisor provides the Board with an overview of, among other things, the respective firm’s investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board, oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Advisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board receives detailed information from the Advisor. Among other things, the Board regularly considers the Advisor’s adherence to each Fund’s investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the financial statements of the Funds, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Trust, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Adam Patti, is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act (the “Interested Trustee”) because of his affiliation with the Advisor. Three of the Trustees, Reena Aggarwal, Michael Pignataro and Paul Schaeffer, and their immediate family members have no affiliation or business connection with the Advisor or the Funds’ principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Advisor or the Funds’ principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.”

There is an Audit Committee and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of such Committee as set forth in its Board-approved charter. There is a Valuation Committee, which is comprised of the Independent Trustees and representatives of the Advisor to take action in connection with the valuation of portfolio securities held by a Fund in accordance with the Board-approved Valuation Procedures. The Funds have determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Funds made this determination in consideration of, among other things, the fact that the Independent Trustees of the Funds constitute a majority of the Board, the assets under management of the Funds, the number of portfolios overseen by the Board and the total number of trustees on the Board.

Independent Trustees

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Reena Aggarwal 1957	Trustee	Since August 2008	Robert E. McDonough Professor (2003 to present) and Professor of Finance, McDonough School of Business, Georgetown University (2000 to present); Co-Chair of Board, Social Innovations and Public Service Fund, Georgetown University (2012 to present); and Director, Brightwood Capital Advisors, L.P. (2013 to present).	20	FBR & Co. (2011 to present) Hennessy Funds Trust (fka The FBR Funds) (2006 to 2011)

Michael A. Pignataro, 1959	Trustee	Since April 2015	Proprietor, Countless Collectables LLC (online retailer) (2009 to present); Director, Credit Suisse Asset Management (2001 to 2012); and Chief Financial Officer, Credit Suisse Funds (1996 to 2013).	20	The New Ireland Fund, Inc. (closed-end fund) (2015 to present)

Paul D. Schaeffer, 1951	Trustee	Since April 2015	President, AlphaHut (dba Aspiring Solution Partners) (financial services consulting) (2013 to present); Managing Director, Forward Management LLC (asset management) (2010 to 2013); and President, Reflow) Management (mutual fund service provider (2008 to 2010).	20	Context Capital Funds (mutual fund trust) (2014 to present); PopTech! (conference operator) (2012 to present)

Interested Trustee

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee (Past 5 Years)
Adam S. Patti 1970 (4)	Chairman and Trustee President and Principal Executive Officer	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); and Chief Executive Officer, IndexIQ (2006 to present).	20	None

 Officers of the Trust

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Matthew V. Curtin, 1982	Secretary, Chief Compliance Officer	Since June 2015	Chief Compliance Officer, IndexIQ (since June 2015); Associate General Counsel, New York Life Insurance Company (since February 2015); Associate, Dechert LLP (2007 to 2015)

David L. Fogel 1971	Treasurer, Principal Financial Officer, Executive Vice President	Since October 2008	Treasurer, Principal Financial Officer, IndexIQ Trust and IndexIQ ETF Trust (2008 to present); President (2013 to present) and Executive Vice President (2006 to 2013), IndexIQ; and formerly, Chief Compliance Officer, IndexIQ Trust and IndexIQ ETF Trust (2008-2015).

(1)	The address of each Trustee or officer is c/o IndexIQ, 800 Westchester Avenue, Suite S-710, Rye Brook, New York 10573.
(2)	Trustees and Officers serve until their successors are duly elected and qualified.
(3)	The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s Funds, the series of the IndexIQ ETF Trust advised by the Advisor and the series of the IndexIQ Trust advised by the Advisor.
(4)	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliation with the Advisor.

The Board met three times during the fiscal year ended April 30, 2016.

Description of Standing Board Committees

Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors.

The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (vi) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. All of the Independent Trustees serve on the Trust’s Audit Committee. Ms. Aggarwal is the chairperson of the Audit Committee. During the fiscal year ended April 30, 2016, the Audit Committee met two times.

Nominating Committee. The Nominating Committee has been established to: (i) assist the Board of Trustees in matters involving mutual fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its Advisor or distributor (as defined by the 1940 Act); and (iii) advise the Board of Trustees on ways to improve its effectiveness. All of the Independent Trustees serve on the Nominating Committee. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund’s Prospectus and should be directed to the attention of the IndexIQ Active ETF Trust Nominating Committee. During the fiscal year ended April 30, 2016, the Nominating Committee met one time.

Valuation Committee. The Valuation Committee shall oversee the implementation of the Trust’s Valuation Procedures. The Valuation Committee shall make fair value determinations on behalf of the Board as specified in the Valuation Procedures.  The Valuation Committee has appointed the Advisor Fair Valuation Committee to deal in the first instance with questions that arise or cannot be resolved under the Valuation Procedures. All of the Independent Trustees serve on the Trust’s Valuation Committee. During the fiscal year ended April 30, 2016, the Valuation Committee did not meet.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Patti should serve as trustee of the Funds because of the experience he has gained as Chief Executive Officer of the Advisor and Chief Executive Officer of IndexIQ, his knowledge of and experience in the financial services industry, and the experience he has gained serving as chairman and trustee of the other Funds advised by the Advisor since 2008.

The Trust has concluded that Ms. Aggarwal should serve as trustee of the Funds and as the audit committee financial expert because of the experience she has gained as a professor of finance and deputy dean at Georgetown University’s McDonough School of Business, her service as trustee for another mutual fund family, the experience she has gained serving as trustee of the other Funds advised by the Advisor since 2008 and her general expertise with respect to financial matters and accounting principles.

The Trust has concluded that Mr. Pignataro should serve as trustee of the Funds because of the experience he has gained as a businessman and, in particular, his prior service in the financial services industry as a Director of Credit Suisse Asset Management and Chief Financial Officer of the Credit Suisse Funds.

The Trust has concluded that Mr. Schaeffer should serve as trustee of the Funds because of his experience in the financial services industry, including his experience as a director of and service provider to investment companies.

Trustees’ Ownership of Fund Shares

As of the date of this SAI, the Funds have not commenced operations.. Listed below for each Trustee is the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2015.

Name of Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Reena Aggarwal	None
Michael Pignataro	None
Paul Schaeffer	None
Adam S. Patti	Over $500,000

(1) “Family of Investment Companies” consists of all mutual funds and ETFs advised by the Advisor and its affiliate advisers.

Board Compensation

For each in-person quarterly Board Meeting, each Independent Trustee receives $1,500. For each additional in-person meeting, each Independent Trustee receives $500 and for any phone meeting, each Independent Trustee receives $500. As Audit Committee chair, Ms. Aggarwal receives an annual stipend of $5,000. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at the Board Meetings. The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended April 30, 2016:

Name and Position	Aggregate Compensation From The Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees(1)
Reena Aggarwal, Trustee	$8,500	N/A	N/A	$90,500
Michael Pignataro, Trustee	$3,000	N/A	N/A	$51,000
Paul Schaeffer, Trustee	$2,500	N/A	N/A	$48,500
Adam S. Patti, Trustee & Chairman	None	None	None	None

(1)	“Fund Complex” consists of all mutual funds and ETFs advised by the Advisor and its affiliate advisors.

Code of Ethics

The Trust, its Advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix A to this Statement of Additional Information. The Board will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31 of each year. The Fund’s Form N-PX will be available at no charge upon request by calling 1-888-934-0777. It will also be available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, the Funds have not commenced operations. .

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

Advisor

IndexIQ Advisors LLC, the Advisor, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the Trust and the Advisor (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides an investment program for each Fund and is responsible for the retention of sub-advisors to manage the investment of the Fund’s assets in conformity with the stated investment policies of each Fund if the Advisor does not provide these services directly. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each of the Funds. The Advisor also arranges for the provision of distribution, transfer agency, custody, administration and all other services necessary for the Funds to operate.

The Advisory Agreement will remain in effect for an initial two-year term after the date the first Fund to launch commences operations and will continue in effect with respect to the Funds from year to year thereafter provided such continuance is specifically approved at least annually by (i) the vote of a majority of the Funds’ outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

In addition to providing advisory services, under the Advisory Agreement, the Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Funds’ records; and (v) provides office space and all necessary office equipment and services.

The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Advisory Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Funds on 60 days’ written notice to the Advisor or by the Advisor on 60 days’ written notice to the Trust.

Expense Limitation Agreement

The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of each of the Funds, under which it has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, extraordinary expenses, if any, and payments under the Rule 12b-1 Plan, if any) to not more than 1.15% of the average daily net assets for each Fund for the period from the each Fund’s inception to August 31, 2017.

The Advisor currently expects that the contractual agreement will continue from fiscal year-to-fiscal year, provided such continuance is approved by the Trust’s Board on behalf of the Funds. A Fund may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Fund.

The terms of the Expense Limitation Agreement may be revised upon renewal.

Advisory Fees

Pursuant to the Advisory Agreement the Advisor is entitled to receive a fee, payable monthly, at the annual rate for each of the Funds of 0.95% of the Fund’s average daily net assets.

As described above, the Advisor has agreed, through August 31, 2017, to waive fees and reimburse expenses of each Fund such that the “Total Annual Fund Operating Expenses” for a Fund will not exceed the applicable expense limit for such Fund.

The Advisor is permitted to recoup from a Fund previously waived fees or reimbursed expenses for five years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause such Fund’s operating expenses to exceed the then applicable expense cap.

Portfolio Manager

The Advisor acts as portfolio manager for all of the Funds. The Advisor will supervise and manage the investment portfolios of the Funds covered by their advisory agreement and will direct the purchase and sale of such Funds’ investment securities. The Advisor utilizes a team of investment professionals acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as it deems appropriate in the pursuit of each Fund’s investment objective.

The following portfolio managers are primarily responsible for the day-to-day management of the Funds:

Salvatore Bruno, Executive Vice President and Chief Investment Officer

Mr. Bruno has held this position since September 2007. Prior to joining IndexIQ, he was a Portfolio Manager at Deutsche Asset Management (DeAM) for two years, serving as Director and Portfolio Manager for the DWS Growth and Income Fund, a U.S. large cap core equity mutual fund. Prior to becoming Portfolio Manager, Mr. Bruno was the Head of Advanced Quantitative Research at DeAM. In this role, he directed a quantitative research team tasked with supporting numerous products, including quantitative equity strategies, global asset allocation, passive risk-based alternative beta portfolios, and probabilistic efficient frontiers. He also co-developed the strategy to combine fundamental and quantitative research into a single portfolio. As the Global Head of Active Equity Quantitative Strategies for DeAM, Mr. Bruno managed a team of analysts around the world. The team provided quantitative tools and support for the Active Equity fundamental portfolio managers and research analysts on a variety of topics, including quantitative equity models, portfolio construction, risk management and performance measurement and analysis. Mr. Bruno earned a Bachelor of Science in Applied Economics and Business Management from Cornell University and a Master of Business Administration in Finance and Economics from the New York University Leonard N. Stern School of Business. He is a member of the NYSSA and the CFA Institute.

Paul (Teddy) Fusaro, Senior Vice President and Senior Portfolio Manager

Mr. Fusaro joined the Advisor in August 2013 and has been Senior Vice President of the Advisor and portfolio manager of the Funds since their inception. Prior to joining the Advisor, Mr. Fusaro served as Vice President, Trader and Portfolio Manager at Rafferty Asset Management LLC from 2009 to 2013 and as Analyst at Goldman Sachs & Co. from 2007 to 2009. Mr. Fusaro is a 2007 graduate from Providence College.

Greg Barrato, Senior Vice President and Senior Portfolio Manager

Mr. Barrato joined the Advisor as Vice President in November 2010 and has been Senior Vice President of the Advisor since August 2013 and portfolio manager of the Funds since their inception. Prior to joining the Advisor, Mr. Barrato served as Head Global Equity Trader and Trader at Lucerne Capital Management, LLC from 2008 to 2010 and as Assistant Trader and Operations Manager at ReachCapital Management, LP from 2004 to 2008. Mr. Barrato is a 2002 graduate from the University of Connecticut.

Advisory Fees

The Funds are newly formed and have not paid any advisory fees as of the date of this SAI.

Other Accounts Managed

The following table provides additional information about other portfolios or accounts managed by the Funds’ portfolio managers as of April 30, 2016.

Total number of other accounts managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Salvatore Bruno Paul (Teddy) Fusaro Greg Barrato	0 18 18	0 1,700 1,700	0 0 0	0 0 0	0 7 7	0 10.5 10.5

Material Conflicts Of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase or sell short securities for one portfolio and not another portfolio, and the performance of securities purchased or sold short for one portfolio may vary from the performance of securities purchased or sold short for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation”). In addition, current trading practices do not allow the Advisor to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio’s rebalancing dates also generally vary between fund families.

Compensation

The portfolio managers receive a base pay and an annual bonus incentive based on performance against individual and organizational unit objectives, as well as overall Advisor results. The plan is designed to align manager compensation with investors' goals by rewarding portfolio managers who obtain results consistent with the objectives of the products under the individual’s management. In addition, these employees also participate in a long-term incentive program. The long-term incentive plan is eligible to senior level employees and is designed to reward profitable growth in company value. An employee's total compensation package is reviewed periodically to ensure that they are competitive relative to the external marketplace.

Ownership of Securities

The portfolio managers do not own Shares of any Fund.

OTHER SERVICE PROVIDERS

Administrator, Custodian, Transfer Agent and Securities Lending Agent

Under the Fund Administration and Accounting Agreement (the “Administration Agreement”), The Bank of New York Mellon (“BNY Mellon” or the “Fund Administrator” or “Administrator”) serves as Administrator for the Funds. BNY Mellon’s principal address is 101 Barclay Street, New York, New York 10286. Under the Administration Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

BNY Mellon supervises the overall administration of the Trust and the Funds, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. BNY Mellon provides persons satisfactory to the Board to serve as officers of the Trust.

The Funds are newly formed and have not paid any fees for administration services as of the date of this SAI.

BNY Mellon serves as custodian of Funds’ assets (the “Custodian”). The Custodian has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to each Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities. The Advisor pays the Custodian fees out of the Advisor’s unified management fee.

BNY Mellon serves as transfer agent and dividend paying agent for the Funds (the “Transfer Agent”). The Transfer Agent has agreed to (1) issue and redeem Shares of the Funds; (2) make dividend and other distributions to shareholders of the Funds; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. The Advisor pays the Transfer Agent out of the Advisor’s unified management fee.

BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

BNY Mellon also serves as the Trust’s securities lending agent pursuant to a Securities Lending Authorization Agreement. As compensation for providing securities lending services, BNY Mellon receives a portion of the income earned by the Fund on collateral investments in connection with the lending program.

Distributor

ALPS Distributors, Inc., the Distributor, is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). NYLIFE Distributors LLC has entered into a Services Agreement with ALPS to distribute the Funds.

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

As compensation for the foregoing services, the Distributor receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm to the Trust. PricewaterhouseCoopers LLP will perform the annual audit of the Funds’ financial statements.

Legal Counsel

Kaye Scholer LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Trust and the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Advisor, and the negotiation of brokerage commissions. The Funds may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act of 1934, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in NASDAQ or over-the-counter securities and securities listed on an exchange) and agency NASDAQ or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

The Funds will give primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, the Funds’ policy will be to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations will be necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

The Advisor does not consider sales of Shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions.

As permitted by Section 28(e) of the 1934 Act, the Advisor may cause a Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Advisor make a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Advisor’s overall responsibilities to the Fund and its other investment advisory clients. The practice of using a portion of a Fund’s commission dollars to pay for brokerage and research services provided to the Advisor is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Advisor’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Advisor with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Advisor is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Advisor from its own funds, and not by portfolio commissions paid by the Fund.

Research products and services provided to the Advisor by broker-dealers that effect securities transactions for the Funds may be used by the Advisor in servicing all of its accounts. Accordingly, not all of these services may be used by the Advisor in connection with the Funds. Some of these products and services are also available to the Advisor for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Advisor for services provided to the Funds. The Advisor’s expenses would likely increase if the Advisor had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which the Advisor acts as investment advisor or sub-investment advisor), the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be equitable and consistent with its fiduciary obligations to the Funds and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

Portfolio Disclosure Policy

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Funds, including the Advisor. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As ETFs, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the Securities and Exchange Commission (the “SEC”) applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third party service providers.

Each Fund will disclose on the Funds’ website (www.iqetfs.com) at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its net asset value (“NAV”) on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.

Daily access to each Fund’s portfolio holdings is permitted to personnel of the Advisor, the Distributor and the Funds’ administrator, custodian and accountant and other agents or service providers of the trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Funds’ investments on a per-Share basis, the Indicative Intra-Day Value or IIV, is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

The Exchange calculates the IIV during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owing to a Fund and the estimated value of the securities held in a Fund’s portfolio, minus the estimated amount of liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Funds’ website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

Although Funds provide the independent third party calculator with information to calculate the IIV, the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on January 30, 2008, and has authorized capital of an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Trust’s shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares will be freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional funds, only Shares of that fund may be entitled to vote on a matter affecting that particular fund. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Funds.

The Trust’s Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Funds’ shareholders held personally liable for the obligations of the Trust. The risk of a Trust’s shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would not be able to meet the Trust’s obligations and this risk should be considered remote. If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

The Depository Trust Company (“DTC”) acts as securities depository for the Fund’s Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, LLC (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through its website at: www.dtcc.com.

PURCHASE AND REDEMPTION OF CREATION UNITS

Creation

The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), for an order received in proper form.

A “Business Day” with respect to the Fund is any day on which the New York Stock Exchange (NYSE) is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of a Creation Unit of the Bull Funds and the IQ Long/Short Alpha ETF (together, the “Standard Creation Funds”) generally consists of an in-kind deposit of a designated portfolio of securities – the Deposit Securities — per each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and an amount of cash — the Cash Component — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities. The Cash Component is expected to represent a larger portion of the Fund Deposit for the IQ Long/Short Alpha ETF than for the Bull Funds. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Administrator, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the portfolio managers with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Cash Purchase. Unlike Creation Units of the Standard Creation Funds, Creation Units of the Bear Funds (collectively, the “Cash Creation Funds”) are sold only for cash (“Cash Purchase Amount”). Creation Units of the Cash Creation Funds are sold at the NAV per share next computed, plus a transaction fee, as described below.

Procedures for Creation of Creation Units. To be eligible to place orders to create a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Trust, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund. All Shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of shares (50,000 in the case of the Funds). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than 3:00 p.m. Eastern Time, in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date”. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of the Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to 3:00 p.m. Eastern Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component or the Cash Purchase Amount for the Cash Creation Funds.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits or Cash Creation Amount deposits, as applicable, made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Fund’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component (or the Cash Creation Amount, if applicable) to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 3:00 p.m. Eastern Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits or Cash Creation Amount deposits, as applicable, made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure, for the Standard Creation Funds, the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities or the amount of the Cash Component or Cash Creation Amount to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component or Cash Creation Amount must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 3:00 p.m. Eastern Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive, in the case of Standard Creation Funds, both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date or, in the case of Cash Creation Funds, the requisite Cash Creation Amount by 2:00 pm on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit or Cash Creation Amount, as applicable, as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

For the Standard Creation Funds, Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m., Eastern Time on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 3:00 p.m., or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if: (1) the order is not in proper form; (2) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (3) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (4) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (5) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (6) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (7) there exist circumstances outside the control of the Trust, the Custodian, the Distributor and the Advisor that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust's determination shall be final and binding.

Creation Units typically are issued on a “T+3 basis” (that is three Business Days after trade date).

To the extent contemplated by an Authorized Participant's agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust's then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust's current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund Name	Creation Transaction Fee
IQ Long/Short Alpha ETF	$500
IQ Bear U.S. Large Cap ETF	$500
IQ Bear U.S. Small Cap ETF	$500
IQ Bear International ETF	$500
IQ Bear Emerging Markets ETF	$500
IQ Bull U.S. Large Cap ETF	$500
IQ Bull U.S. Small Cap ETF	$500
IQ Bull International ETF	$500
IQ Bull Emerging Markets ETF	$500

The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. An additional variable fee of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (1) creations effected outside the Clearing Process and (2) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

In order to seek to replicate the in-kind creation order process for creation orders executed in whole or in part with cash, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Creation Market Purchases”). In such cases where the Trust makes Creation Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and the Fund through the Administrator and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the designated portfolio of securities (“Fund Securities”) per each Creation Unit that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

For the Standard Creation Funds, unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities – as announced by the Administrator on the Business Day of the request for redemption received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee”. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

The redemption proceeds for a Creation Unit of any of the Cash Creation Funds will consist solely of cash in an amount equal to the NAV of the Shares being redeemed, as next determined after receipt of a request in proper form less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee”.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after 3:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time, if transmitted by mail, or by 2:00 p.m. Eastern Time, if transmitted by other means, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of the Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m. Eastern Time) (“Closing Time”) on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the Shares of the Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund Name	Redemption Transaction Fee
IQ Long/Short Alpha ETF	$500
IQ Bear U.S. Large Cap ETF	$500
IQ Bear U.S. Small Cap ETF	$500
IQ Bear International ETF	$500
IQ Bear Emerging Markets ETF	$500
IQ Bull U.S. Large Cap ETF	$500
IQ Bull U.S. Small Cap ETF	$500
IQ Bull International ETF	$500
IQ Bull Emerging Markets ETF	$500

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. An additional variable fee of up to four times the fixed transaction fee (expressed as a percentage value of the Fund Securities) may be imposed for (1) redemptions effected outside the Clearing Process and (2) cash redemptions (to offset the Trust’s brokerage and other transaction costs associate with the sale of Fund Securities). The maximum transaction fee will be $500 for each redemption order. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value (NAV).”

The NAV per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing each Fund’s NAV, the Fund’s portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security a Fund must use such security’s fair value as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures which are approved by the Board of Trustees.

The value of each Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, each Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

General Policies

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Dividends from net investment income are declared and paid at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year. The Trust may make distributions on a more frequent basis for each Fund to comply with the distribution requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying Portfolio Securities of the Funds, net of expenses of the Funds, as if each Fund owned such underlying Portfolio Securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a “regulated investment company” under the Code or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Funds. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

U.S. FEDERAL INCOME TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Funds and the purchase, ownership and disposition of Shares. It is based upon the U.S. Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Department regulations promulgated thereunder, judicial authorities, and administrative rulings and practices, all as in effect as of the date of this

SAI and all of which are subject to change, possibly with retroactive effect. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Except to the extent discussed below, this summary assumes that a Fund’s shareholder holds Shares as capital assets within the meaning of the Code, and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares, and does not address the tax consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, those who hold Fund Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, tax-exempt shareholders. This discussion does not discuss any aspect of U.S. state, local, estate, and gift, or non-U.S., tax law. This discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific U.S. federal, state, and local, and non-U.S., tax consequences of investing in Shares based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, non-U.S. country or other taxing jurisdiction.

Tax Treatment of the Funds

In General . Each Fund intends to qualify and elect to be treated as a separate regulated investment company (“RIC”) under the Code. As a RIC, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain income, asset and distribution requirements, described in more detail below. Specifically, each Fund must (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“QPTPs”) (i.e., partnership that are traded on an established securities market or readily tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, and other qualifying RIC income described above), and (ii) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, any two or more issuers of which 20% or more of the voting stock of each such issuer is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or business or in the securities of one or more QPTPs. Furthermore, each Fund must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

Failure to Maintain RIC Status . If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualified dividend (as discussed below) subject to tax at preferential long-term capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction. The remainder of this discussion assumes that the Funds will qualify for the special tax treatment accorded to RICs.

Excise Tax . A Fund will be subject to a 4% excise tax on certain undistributed income generally if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within such calendar year. Each Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

Phantom Income . With respect to some or all of its investments, a Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, under the “wash sale” rules, a Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, a Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling Portfolio Securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. (See also —“Certain Debt Instruments” below.)

Certain Debt Instruments . Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund (such as zero coupon debt instruments or debt instruments with payment in-kind interest) may be treated as debt securities that are issued originally at a discount. Generally, the amount of original issue discount is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

If a Fund acquires debt securities (with a fixed maturity date of more than one year from the date of issuance) in the secondary market, such debt securities may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or original issue discount in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or original issue discount, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having acquisition discount, or original issue discount, which could affect the character and timing of recognition of income.

PFIC Investments . A Fund may purchase shares in a non-U.S. corporation treated as a “passive foreign investment company” (“PFIC”) for U.S. federal income tax purposes. As a result, the Fund may be subject to increased U.S. federal income tax (plus charges in the nature of interest on previously-deferred income taxes on the PFIC’s income) on any “excess distributions” made on, or gain from a sale (or other disposition) of, the PFIC shares even if the Fund distributes such income to its shareholders.

In lieu of the increased income tax and deferred tax interest charges on excess distributions on, and dispositions of, a PFIC’s shares, the Fund can elect to treat the underlying PFIC as a “qualified electing fund,” provided that the PFIC agrees to provide the Fund with certain information on an annual basis. With a “qualified electing fund” election in place, the Fund must include in its income each year its share (whether distributed or not) of the ordinary earnings and net capital gain of the PFIC.

In the alternative, a Fund can elect, under certain conditions, to mark-to-market at the end of each taxable year its PFIC shares. The Fund would recognize as ordinary income any increase in the value of the PFIC shares and as an ordinary loss (up to any prior net income resulting from the mark-to-market election) any decrease in the value of the PFIC shares.

With a “mark-to-market” or “qualified election fund” election in place on a PFIC, a Fund might be required to recognize in a year income in excess of the sum of the actual distributions received by it on the PFIC shares and the proceeds from its dispositions of the PFIC’s shares. Any such income generally would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Section 1256 Contracts . A Fund may be required to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on so-called “Section 1256 contracts,” such as certain futures contracts and most non-U.S. currency forward contracts traded in the interbank market. Section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” or a “straddle,” 60% of the resulting net gain or loss will be treated as long-term gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund. In addition, a Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund. Income from futures contracts generally would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Swaps. As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund also may make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments generally will constitute ordinary income or deductions, while termination of a swap generally will result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Short Sales . In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. If, however, a Fund already owns property that is identical to the kind it borrows and sells pursuant to a short sale “against the box,” and such pre-existing ownership position has appreciated (i.e., the fair market value exceeds the Fund’s tax basis), the Fund may be required to recognize such gain at the time the borrowed stock is sold. Any gain or loss realized upon closing out a short sale generally is considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules generally would treat the gains on short sales as short-term capital gains. These rules also may terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Foreign Currency Transactions . Gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income, expenses or other items denominated in a foreign currency and the time the Fund actually collects or pays such items are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts, certain foreign currency options and futures contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, generally are also treated as ordinary income or loss, unless a Fund were to elect otherwise where such an election is permitted.

Non-U.S. Investments. Dividends, interest and proceeds from the direct or indirect sale of non-U.S. securities may be subject to non-U.S. withholding tax and other taxes, including financial transaction taxes. Even if a Fund is entitled to seek a refund in respect of such taxes, it may not have sufficient information to do so or may choose not to do so. Tax treaties between certain countries and the United States may reduce or eliminate such taxes in some cases. Non-U.S. taxes paid by a Fund will reduce the return from the Fund’s investments.

Special or Uncertain Tax Consequences . A Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions, causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions.

A Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of swaps and certain other derivatives and income from foreign currency transactions is unclear for purposes of determining a Fund’s status as a RIC. If a final determination on the tax treatment of a Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

Tax Treatment of Fund Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Fund Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (a) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (b) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income and a Fund’s net short-term capital gains in excess of net long-term capital losses (collectively referred to as “ordinary income dividends”) are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (subject to an exception for “qualified dividend income, as discussed below). Corporate shareholders of a Fund may be eligible to take a dividends-received deduction with respect to such distributions, provided the distributions are attributable to dividends received by the Fund on stock of U.S. corporations with respect to which the Fund meets certain holding period and other requirements. To the extent designated as “capital gain dividends” by a Fund, distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Such dividends will not be eligible for a dividends-received deduction by corporate shareholders.

Distributions of ”qualified dividend income” (defined below) are taxed to certain non-corporate shareholders at the reduced rates applicable to long-term capital gain to the extent of the Fund’s current and accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to the dividend-paying stocks. Dividends subject to these special rules, however, are not actually treated as capital gains and, thus, are not included in the computation of a non-corporate shareholder’s net capital gain and generally cannot be used to offset capital losses. The portion of distributions that a Fund may report as qualified dividend income generally is limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stock and securities) consist of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. For this purpose, “qualified dividend income” generally means income from dividends received by a Fund from U.S. corporations and qualified non-U.S. corporations. Income from dividends received by a Fund from a real estate investment trust (“REIT”) or another RIC generally is qualified dividend income only to the extent that the dividend distributions are made out of qualified dividend income received by such REIT or other RIC.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and as a capital gain thereafter (assuming the shareholder holds its Shares of the Fund as capital assets).

Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, each Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Fund Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund. Organizations or persons not subject to U.S. federal income tax on such net capital gain will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the IRS.

With respect to non-corporate Fund shareholders (i.e., individuals, trusts and estates), ordinary income and short-term capital gain are taxed at a current maximum rate of 39.6% and long-term capital gain is taxed at a current maximum rate of 20%. Corporate shareholders are taxed at a current maximum rate of 35% on their income and gain.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income,” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

If a Fund is a “qualified fund of funds” (i.e., a RIC at least 50% of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs) or more than 50% of a Fund’s total assets at the end of a taxable year consist of non-U.S. stock or securities, the Fund may elect to “pass through” to its shareholders certain non-U.S. income taxes paid by the Fund. This means that each shareholder will be required to (i) include in gross income, even though not actually received, the shareholder’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either take a corresponding deduction (in calculating U.S. federal taxable income) or credit (in calculating U.S. federal income tax), subject to certain limitations.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Exempt-Interest Dividends . If at the end of each quarter of a Fund’s taxable year, (i) the Fund is a qualified fund of funds (as defined above), or (ii) 50% or more of the Fund’s assets, by value, consist of certain obligations exempt from U.S. federal income tax under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Fund shall be qualified to designate a portion of its dividends as “exempt-interest dividends.” Exempt-interest dividends generally will be excludable from a shareholder’s gross income for U.S. federal income tax purposes. Exempt-interest dividends will be included, however, in determining the portion, if any, of a person’s social security and railroad retirement benefit payments subject to U.S. federal income tax. Interest on indebtedness incurred to purchase or carry shares of a Fund that pays exempt-interest dividends will not be deductible by the shareholders for U.S. federal income tax purposes to the extent attributable to exempt-interest dividends.

Furthermore, exempt-interest dividends paid by a Fund could subject certain shareholders in the Fund to the U.S. federal alternative minimum tax. Under the Code, corporations are subject to an alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation’s “adjusted current earnings,” which more closely reflect a corporation’s economic income. Because an exempt-interest dividend paid by a Fund will be included in adjusted current earnings, a corporate shareholder of such Fund may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund. In addition, if a Fund invests in “private activity bonds,” a portion of the exempt-interest dividends paid by such Fund may be treated as an item of “tax preference” and, therefore, could subject certain shareholders of the Fund to the U.S. federal alternative minimum tax.

REIT/REMIC Investments . A Fund may invest in REITs owning residual interests in “real estate mortgage investment conduits” (“REMICs”). Income from a REIT to the extent attributable to a REMIC residual interest (known as “excess inclusion” income) is allocated to a Fund’s shareholders in proportion to the dividends received from the Fund, producing the same income tax consequences as if the Fund shareholders directly received the excess inclusion income. In general, excess inclusion income (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes “unrelated business taxable income” to certain entities (such as a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), and (iii) in the case of a non-U.S. shareholder, does not qualify for any withholding tax reduction or exemption. In addition, if at any time during any taxable year certain types of entities own Shares, the Fund will be subject to a tax equal to the product of (i) the excess inclusion income allocable to such entities and (ii) the highest U.S. federal income tax rate imposed on corporations (currently 35%). A Fund also is subject to information reporting with respect to any excess inclusion income.

Sales of Shares . Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares. All or a portion of any loss realized upon a sale or exchange of Fund Shares will be disallowed if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition of the Fund Shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Legislation passed by Congress requires reporting of adjusted cost basis information for “covered securities,” which generally include shares of a RIC acquired on or after January 1, 2012, to the IRS and to taxpayers. Shareholders should contact their brokers to obtain information with respect to the available cost basis reporting methods and available elections for their accounts.

Creation Unit Issues and Redemptions. On an issue of Shares as part of a Creation Unit, made by means of an in-kind deposit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind by a payment of Fund Securities, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of

Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Fund Shares.

Reportable Transactions . If a Fund shareholder recognizes a loss with respect to Shares of $2 million or more for an individual Fund shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the Fund shareholder may be required file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules. Shareholders should consult their tax advisors to determine the applicability of these rules in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law, and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

Ordinary Income Dividends . With respect to non-U.S. shareholders of a Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty), subject to certain exceptions for dividends effectively connected with a trade or business of a non-U.S. shareholder conducted in the United States, “interest-related dividends,” “short-term capital gain dividends,” and dividends subject to the Foreign Investment in Real Property Act (“FIRPTA”), as discussed below (see—“Investments in U.S. Real Property”).

In cases where dividend income from a non-U.S. shareholder’s investment in a Fund is effectively connected with a trade or business of the non-U.S. shareholder conducted in the United States, the non-U.S. shareholder generally will be subject to U.S. federal income tax at the graduated rates applicable to U.S. shareholders. Such income generally must be reported on a U.S. federal income tax return. Furthermore, such income also may be subject to the 30% branch profits tax in the case of a non-U.S. shareholder that is a corporation.

In general, all “interest-related dividends” and “short-term capital gain dividends” (each defined below) will not be subject to U.S. federal withholding tax, provided that the non-U.S. shareholder furnishes the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by a Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by a Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, a Fund may treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

Capital Gain Dividends. Non-U.S. shareholders generally will not be subject to U.S. federal income or withholding tax on capital gain dividends distributed (or deemed to be distributed) by a Fund, unless (i) the non-U.S. shareholder is an individual who was present in the United States for 183 days or more during the taxable year and has a “tax home” in the United States, in which case the non-U.S. shareholder would incur a 30% U.S. federal income tax on his capital gain, (ii) the dividends are effectively connected with a U.S. trade or business conducted by the non-U.S. shareholder (see—“Ordinary Income Dividends” above for a discussion of the applicable tax consequences), or (iii) the distribution is subject to FIRPTA, as discussed below (see —“Investments in U.S. Real Property”).

Sales of Fund Shares . Under current law, gain on a sale or exchange of Shares generally will be exempt from U.S. federal income tax (including withholding at the source) unless (i) the non-U.S. shareholder is an individual who was physically present in the United States for 183 days or more during the taxable year and has a “tax home” in the United States, in which case the non-U.S. shareholder would incur a 30% U.S. federal income tax on his capital gain, (ii) the gain is effectively connected with a U.S. trade or business conducted by the non-U.S. shareholder (in which case the non-U.S. shareholder generally would be taxable on such gain at the same graduated rates applicable to U.S. shareholders, would be required to file a U.S. federal income tax return and, in the case of a corporate non-U.S. shareholder, may also be subject to the 30% branch profits tax), or (iii) the gain is subject to FIRPTA, as discussed below (see —“Investments in U.S. Real Property”).

Credits or Refunds . To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a non-U.S. Fund shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. Fund shareholder would not otherwise be required to do so.

Investments in U.S. Real Property . Subject to the exemptions described below, a non-U.S. shareholder generally will be subject to U.S. federal income tax under FIRPTA on any gain from the sale or exchange of Shares if the Fund is a “U.S. real property holding corporation” (as defined below) at any time during the shorter of the period during which the non-U.S. shareholder held such Shares and the five-year period ending on the date of the disposition of those Shares. Any such gain will be taxed in the same manner as for a U.S. Fund shareholder and in certain cases will be collected through withholding at the source in an amount equal to 15% of the sales proceeds. A Fund will be a “U.S. real property holding corporation” if the fair market value of its “U.S. real property interests” (“USRPIs”) (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business.

An exemption from FIRPTA applies if either (i) the class of Shares disposed of by the non-U.S. shareholder is regularly traded on an established securities market (as determined for U.S. federal income tax purposes) and the non-U.S. shareholder did not actually or constructively hold more than 5% of such class of Shares at any time during the five-year period prior to the disposition, or (ii) the Fund is a “domestically-controlled RIC.” In general, a “domestically-controlled RIC” generally is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock is owned by U.S. persons.

Furthermore, special rules apply under FIRPTA in respect of distributions attributable to gains from USRPIs. In general, if a Fund is a U.S. real property holding corporation (taking certain special rules into account), distributions by such Fund attributable to gains from USRPIs will be treated as income effectively connected with a trade or business within the United States, subject generally to tax at the same graduated rates applicable to U.S. shareholders and, in the case of a corporation that is a non-U.S. shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower treaty rate). Such distributions will be subject to U.S. federal withholding tax and generally will give rise to an obligation on the part of the non-U.S. shareholder to file a U.S. federal income tax return.

Even if a Fund is treated as a U.S. real property holding corporation, distributions on the Fund’s Shares will not be treated, under the rule described above, as income effectively connected with a U.S. trade or business in the case of a non-U.S. shareholder that owns (for the applicable period) 5% or less (by class) of Shares and such class is regularly traded on an established securities market for U.S. federal income tax purposes (but such distribution will be treated as ordinary dividends subject to a 30% withholding tax or lower applicable treaty rate).

Non-U.S. shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a United States trade or business will be treated as having received such distributions.

All shareholders of the Fund should consult their tax advisers regarding the application of the rules described above.

Back-Up Withholding

A Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in a Fund) may be required to report certain information on a Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a 28% rate from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s U.S. federal income tax liability.

Foreign Account Tax Compliance Act.

The U.S. Foreign Account Tax Compliance Act ("FATCA") generally imposes a 30% withholding tax on "withholdable payments" (defined below) made to (i) a "foreign financial institution" ("FFI"), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a "non-financial foreign entity" (“NFFE”) unless such NFFE provides certain information to the withholding agent about certain of its direct and indirect “substantial U.S. owners” or certifies that it has no such U.S. owners. The beneficial owner of a "withholdable payment" may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA.

"Withholdable payments" generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

A Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

Section 351

The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

Shareholder inquiries may be made by writing to the Trust, c/o IndexIQ Advisors LLC, 800 Westchester Avenue, Suite S-710, Rye Brook, New York 10573.

AUDITED FINANCIAL STATEMENT

IQ Bear U.S. Large Cap ETF
(a series of IndexIQ Active ETF Trust)
STATEMENT OF ASSETS AND LIABILITIES
August 12, 2016

Assets:
Cash	$100,000

Total Assets	$100,000

Net Assets	$100,000

Components of Net Assets:
Paid in Capital	$100,000

Net Assets	$100,000

Shares Issued and Outstanding:
Shares Outstanding (Unlimited shares authorized)	5,000

Net Asset Value (NAV) per Share	$20.00

See accompanying notes to audited financial statement.

NOTES TO AUDITED FINANCIAL STATEMENT

1.	Organization

IndexIQ Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008, and registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust has authorized capital of unlimited shares of beneficial interest. The Trust is comprises nine funds (collectively, the “Funds”):

Funds

IQ Long/Short Alpha ETF
IQ Bear U.S. Large Cap ETF
IQ Bear U.S. Small Cap ETF
IQ Bear International ETF
IQ Bear Emerging Markets ETF
IQ Bull U.S. Large Cap ETF
IQ Bull U.S. Small Cap ETF
IQ Bull International ETF
IQ Bull Emerging Markets ETF

The Trust has had no operations to date other than matters relating to its organization and the sale and issuance to IndexIQ Advisors LLC (the “Advisor”), of 5,000 shares of beneficial interest at an aggregate purchase price of $100,000 in the IQ Bear U.S. Large Cap ETF (the “Fund”). The Advisor owns 100% of the outstanding shares in the Fund.

The Fund’s investment objective is capital appreciation.

2.	Significant Accounting Policies and Basis of Presentation

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statement in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below. The accompanying financial statement relates only to the IQ Bear U.S. Large Cap ETF.

Cash

The Fund maintains its cash balance in a checking account at a financial institution. The cash is not subject to any restriction for withdrawal.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts with third party service providers that contain a variety of representations and warranties and which may provide general indemnifications.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed that earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in the Fund’s financial statements. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

3.	Related Parties

At August 12, 2016, certain officers of the Trust were also employees of the Advisor.

4.	Agreements

Investment Advisory Agreement

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Advisor oversees the performance of the Funds, but does not exercise day-to-day oversight over the Funds’ service providers. The Advisor is responsible for overseeing the management of the investment portfolio of the Funds. These services are provided under the terms of an Investment Advisory Agreement dated April 15, 2015 (the “Investment Advisory Agreement”) between the Trust and the Advisor, pursuant to which the Advisor receives a advisory fee at an annual rate of 0.95% of the Fund’s average daily net assets. As of the date of these financial statements, no such payments have been made.

The Investment Advisory Agreement provides that the Advisor shall not be liable to the Funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreement also provides that the Advisor may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature and render investment advisory services to others.

Expense Limitation Agreement

The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of each of the Funds, under which it has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits total annual fund operating expenses (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, extraordinary expenses, if any, and payments under Rule 12b-1 Plan, if any) to not more than 1.15% of the average daily net assets for the Fund for the period from the Fund’s inception to August 31, 2017. The Advisor currently expects that the contractual agreement will continue from fiscal year-to-fiscal year, provided such continuance is approved by the Trust’s Board on behalf of the Funds. A Fund may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Fund, as set forth in the Expense Limitation Agreement. The terms of the Expense Limitation Agreement may be revised upon renewal.

Distribution Agreement

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor pursuant to the distribution agreement.

Administrator, Custodian and Transfer Agent

The Bank of New York (in each capacity, the “Administrator”, “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement.

5.	Organization and Offering Costs

The Advisor has agreed to assume the Trust’s and the Fund’s organization and offering costs. The Trust and the Fund do not have an obligation to reimburse the Advisor and its affiliates for organization and offering costs paid on their behalf.

6.	Capital

As of August 12, 2016, there were an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of IndexIQ Active ETF Trust and Shareholder of IQ Bear U.S. Large Cap ETF:

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of IQ Bear U.S. Large Cap ETF (the “Fund”, a portfolio of IndexIQ Active ETF Trust) at August 12, 2016, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund’s management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, NY

August 26, 2016

APPENDIX A

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Advisor exercises its proxy voting rights with regard to the holdings in each Fund’s investment portfolio with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors (collectively, the “Management”) to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

The Advisor seeks to avoid material conflicts of interest through its use of a third-party proxy services vendor (the “Proxy Vendor”), which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. The Advisor engages a third party as an independent fiduciary to vote all proxies for the Funds.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines will be referred to the Portfolio Oversight Committee for discussion and vote. Additionally, the Portfolio Oversight Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Advisor weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

1-A

PART C

OTHER INFORMATION

IndexIQ Active ETF Trust

Item 28. Exhibits

(a)	(1) Certificate of Trust of the IndexIQ Active ETF Trust.(1)
(2) Declaration of Trust of the IndexIQ Active ETF Trust.(1)
(b)	Bylaws of the IndexIQ Active ETF Trust.(1)
(c)	Not Applicable.
(d)	(1) Investment Advisory Agreement between the IndexIQ Active ETF Trust and IndexIQ Advisors LLC.(3) (2) Expense Limitation Agreement between the IndexIQ Active ETF Trust and IndexIQ Advisors LLC.(2)
(e)

(1) Distribution Agreement between IndexIQ Active ETF Trust and ALPS Distributors, Inc.(2)

(2) Form of Authorized Participant Agreement between ALPS Distributors Inc., The Bank of New York Mellon and Authorized Participant.(1)

(f)	Not Applicable.
(g)	Custody Agreement between the IndexIQ Active ETF Trust and The Bank of New York Mellon.(2)
(h)	(1) Fund Administration and Accounting Agreement between the IndexIQ Active ETF Trust and The Bank of New York Mellon.(2)
(2) Transfer Agency and Service Agreement between the IndexIQ Active ETF Trust and The Bank of New York Mellon.(2)
(3) Form of Calculation Agreement.(1)
(4) Securities Lending Agreement between IndexIQ ETF Trust and The Bank of New York Mellon.(2)
(i)	Opinion and Consent of Kaye Scholer LLP, filed herewith.
(j)	Consent of Independent Registered Public Accounting Firm, filed herewith.
(k)	Not applicable.
(l)	Form of Initial Capital Agreement.(1)
(m)	Form of Distribution and Service Plan.(1)
(n)	Not applicable.
(o)	Reserved.
(p)	(1) Code of Ethics of IndexIQ Advisors LLC, filed herewith.
(2) Code of Ethics of ALPS Distributors, Inc, filed herewith.
(q)	Powers of Attorney executed by Reena Aggarwal, Michael A. Pignataro, Paul Schaeffer, and Adam Patti. (3)

(1) Previously filed as part of the Registration Statement, filed August 22, 2012.
(2) Previously filed as part of Pre-Effective Amendment No. 3 to the Registration Statement, filed November 21, 2013.
(3) Previously filed as part of Post-Effective Amendment No. 1 to the Registration Statement filed August 28, 2015.

Item 29. Persons Controlled By or Under Common Control with Registrant

Not applicable.

Item 30. Indemnification

Reference is made to Article Eight of the Registrant’s Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

The Registrant (sometimes referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person:

(a) For a liability to the Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(b) With respect to any matter as to which the Covered Person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) above) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5 of the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust will be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either:

(a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust is insured against losses arising out of any such advances; or

(b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion determines, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Advisor

The description of the Investment Advisor is found under the caption “Service Providers—Investment Advisor” in the Prospectus and under the caption “Management Services—Investment Advisor” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Investment Advisor provides investment advisory services to other persons or entities other than the Registrant.

Item 32. Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, Columbia ETF Trust I, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF Trust, ETFS Trust, EGA Emerging Global Shares Trust, Elevation ETF Trust, Elkhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY Next Shares, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Owlshares ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President	None

Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

* This list does not serve as an admission that the Trust considers all of these persons listed to be officers of investment companies having the same Investment Advisor or Distributor or having an Investment Advisor or Distributor that directly or indirectly controls, is controlled by or is under common control with the Investment Advisor or Distributor.

(c) During the Registrant’s most recent fiscal year, ALPS did not receive any net underwriting discounts or commissions, compensation on redemptions and repurchases, brokerage commissions or other compensation.

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

IndexIQ Advisors LLC

800 Westchester Avenue, Suite S-710

Rye Brook, NY 10573

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

ALPS Distributors, Inc.

1625 Broadway, Suite 2200

Denver, CO 80202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certified that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 26th day of August, 2016.

INDEXIQ ACTIVE ETF TRUST
By:	/s/	Adam S. Patti
Adam S. Patti
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ Reena Aggarwal*	Trustee	August 26, 2016
Reena Aggarwal
/s/ Michael A. Pignataro*	Trustee	August 26, 2016
Michael A. Pignataro
/s/ Paul Schaeffer*	Trustee	August 26, 2016
Paul Schaeffer
/s/ Adam S. Patti Adam S. Patti	Chairman, Trustee, President and Principal Executive Officer
/s/ David L. Fogel David L. Fogel	Treasurer, Executive Vice President and Principal Financial Officer	August 26, 2016
*By:	/s/ David L. Fogel
David L. Fogel,
Attorney-in-fact

EXHIBIT INDEX

No.	Description
(i)	Opinion and Consent of Kaye Scholer LLP.
(j)	Consent of Independent Registered Public Accounting Firm.
(p)(1)	Code of Ethics of IndexIQ Advisors LLC.
(p)(2)	Code of Ethics of Distributor.